UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21825

AARP FUNDS

(Exact name of registrant as specified in charter)

650 F. STREET NW

WASHINGTON, DC 20004

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

LARRY C. RENFRO AARP FUNDS 650 F. STREET NW WASHINGTON, DC 20004	JANE KANTER, ESQ. DECHERT LLP 1775 I STREET, NW WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (202) 434-3546

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

AARP Conservative Fund

AARP Moderate Fund

AARP Aggressive Fund

AARP Money Market Fund

AARP Income Fund

U.S. Stock Market Portfolio

International Stock Market Portfolio

U.S. Bond Market Portfolio

AARP Conservative Fund

Portfolio of Investments

September 30, 2006 (unaudited)

Mutual funds: 101.3%

	Shares	Value
U.S. Bond Market Portfolio[1]	590,887	$5,873,417
U.S. Stock Market Portfolio[1]	149,136	1,565,927
International Stock Market Portfolio[1]	36,006	392,470

Total investments: 101.3% (Identified cost $7,728,202) [2]		7,831,814

Other assets and liabilities, net: (1.3)%		(97,730)

Total net assets: 100.0%		$7,734,084

[1]	Affiliated issuer.

[2]	At September 30, 2006, the cost of investments for federal tax purposes was $7,728,202. The net unrealized appreciation of investments for federal tax purposes was $103,612.This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $103,612 and net unrealized depreciation from investments for those securities having an excess of cost over value of $0.

Investment Valuation

The Fund is a “fund of funds” which invests substantially all of its assets in the underlying series (the “Underlying Portfolios”) of AARP Portfolios, a separately registered investment company. Because the Fund invests in the three Underlying Portfolios, it values its investments in the Underlying Portfolios daily at the closing net asset value of each Underlying Portfolio.

Securities of the Underlying Portfolios are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. An independent pricing service generally provides these prices. Stock holdings are valued at the latest quoted sales price or official closing price taken from the primary market in which the stock trades. If a security does not trade during the day, it is valued at the average of the latest quotes for buying and selling the security, the bid and ask prices. Bond holdings are generally valued as reported by an independent pricing service at what is called an “evaluated average price,” which considers such factors as comparable bond prices, yields, maturities and ratings. Short-term investments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Foreign securities quoted in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the close of trading and as provided by an independent source.

Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets (e.g. foreign securities), are valued by methods deemed by the board of trustees of AARP Portfolios to represent fair value.

Transactions in affiliated issuers:

Name of Affiliated Issuer	Balance of Shares Held June 30, 2006	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held September 30, 2006	Value September 30, 2006	Income from Investments in Affiliated Issuers	Gain (Loss) from Investments in Affiliated Issuers
U.S. Bond Market Portfolio	509,527	92,879	(11,519)	590,887	$5,873,417	$69,754	$(1,889)
U.S. Stock Market Portfolio	130,866	24,613	(6,343)	149,136	1,565,927	5,888	(1,567)
International Stock Market Portfolio	31,248	6,677	(1,919)	36,006	392,470	2,427	(1,461)

TOTAL					$7,831,814	$78,069	$(4,917)

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

AARP Moderate Fund

Portfolio of Investments

September 30, 2006 (unaudited)

Mutual funds: 100.7%

	Shares	Value
U.S. Bond Market Portfolio[1]	833,090	$8,280,920
U.S. Stock Market Portfolio[1]	630,802	6,623,418
International Stock Market Portfolio[1]	152,289	1,659,955

Total investments: 100.7% (Identified cost $16,284,933)[2]		16,564,293
Other assets and liabilities, net: (0.7)%		(109,123)

Total net assets: 100.0%		$16,455,170

[1]	Affiliated issuer.

[2]	At September 30, 2006, the cost of investments for federal tax purposes was $16,284,933. The net unrealized appreciation of investments for federal tax purposes was $279,360. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $279,360 and net unrealized depreciation from investments for those securities having an excess of cost over value of $0.

Investment Valuation

The Fund is a “fund of funds” which invests substantially all of its assets in the underlying series (the “Underlying Portfolios”) of AARP Portfolios, a separately registered investment company. Because the Fund invests in the three Underlying Portfolios, it values its investments in the Underlying Portfolios daily at the closing net asset value of each Underlying Portfolio.

Securities of the Underlying Portfolios are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. An independent pricing service generally provides these prices. Stock holdings are valued at the latest quoted sales price or official closing price taken from the primary market in which the stock trades. If a security does not trade during the day, it is valued at the average of the latest quotes for buying and selling the security, the bid and ask prices. Bond holdings are generally valued as reported by an independent pricing service at what is called an “evaluated average price,” which considers such factors as comparable bond prices, yields, maturities and ratings. Short-term investments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Foreign securities quoted in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the close of trading and as provided by an independent source.

Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets (e.g. foreign securities), are valued by methods deemed by the board of trustees of AARP Portfolios to represent fair value.

Transactions in affiliated issuers:

Name of Affiliated Issuer	Balance of Shares Held June 30, 2006	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held September 30, 2006	Value September 30, 2006	Income from Investments in Affiliated Issuers	Gain (Loss) from Investments in Affiliated Issuers
U.S. Bond Market Portfolio	676,693	163,600	(7,203)	833,090	$8,280,920	$94,126	$(1,521)
U.S. Stock Market Portfolio	520,907	121,801	(11,906)	630,802	6,623,418	24,525	(5,219)
International Stock Market Portfolio	124,614	30,846	(3,171)	152,289	1,659,955	10,095	(3,239)

TOTAL					$16,564,293	$128,746	$(9,979)

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

AARP Aggressive Fund

Portfolio of Investments

September 30, 2006 (unaudited)

Mutual funds: 101.1%

	Shares	Value
U.S. Bond Market Portfolio[1]	227,484	$2,261,186
U.S. Stock Market Portfolio[1]	516,739	5,425,765
International Stock Market Portfolio[1]	124,754	1,359,818

Total investments: 101.1% (Identified cost $8,828,822)[2]		9,046,769

Other assets and liabilities, net: (1.1)%		(99,140)

Total net assets: 100.0%		$8,947,629

[1]	Affiliated issuer.

[2]	At September 30, 2006, the cost of investments for federal tax purposes was $8,828,822. The net unrealized appreciation of investments for federal tax purposes was $217,947. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $217,947 and net unrealized depreciation from investments for those securities having an excess of cost over value of $0.

Investment Valuation

The Fund is a “fund of funds” which invests substantially all of its assets in the underlying series (the “Underlying Portfolios”) of AARP Portfolios, a separately registered investment company. Because the Fund invests in the three Underlying Portfolios, it values its investments in the Underlying Portfolios daily at the closing net asset value of each Underlying Portfolio.

Securities of the Underlying Portfolios are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. An independent pricing service generally provides these prices. Stock holdings are valued at the latest quoted sales price or official closing price taken from the primary market in which the stock trades. If a security does not trade during the day, it is valued at the average of the latest quotes for buying and selling the security, the bid and ask prices. Bond holdings are generally valued as reported by an independent pricing service at what is called an “evaluated average price,” which considers such factors as comparable bond prices, yields, maturities and ratings. Short-term investments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Foreign securities quoted in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the close of trading and as provided by an independent source.

Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets (e.g. foreign securities), are valued by methods deemed by the board of trustees of AARP Portfolios to represent fair value.

Transactions in affiliated issuers:

Name of Affiliated Issuer	Balance of Shares Held June 30, 2006	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held September 30, 2006	Value September 30, 2006	Income from Investments in Affiliated Issuers	Gain (Loss) from Investments in Affiliated Issuers
U.S. Bond Market Portfolio	166,686	62,339	(1,541)	227,484	$2,261,186	$26,076	$(214)
U.S. Stock Market Portfolio	383,551	142,623	(9,435)	516,739	5,425,765	20,180	(1,362)
International Stock Market Portfolio	91,625	34,225	(1,096)	124,754	1,359,818	8,309	(684)

TOTAL					$9,046,769	$54,565	$(2,260)

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

AARP Money Market Fund

State Street Money Market Portfolio

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
COMMERCIAL PAPER — 26.18%
ABCP Credit Arbitrage — 3.72%
Giro Funding US Corp., 5.280%, 10/16/2006	$125,575,000	$125,317,153
Grampian Funding Ltd., 5.100%, 10/31/2006	25,000,000	24,897,292
Grampian Funding Ltd., 5.380%, 12/18/2006	50,000,000	49,424,639

Total ABCP Credit Arbitrage		199,639,084
ABCP Hybrid — 2.75%
Giro Balanced Funding Corp., 5.280%, 10/12/2006	147,781,000	147,564,255
ABCP Receivables and Securities — 10.26%
Amstel Funding Corp., 5.245%, 12/29/2006	73,203,000	72,264,456
Bavaria TRR Corporation, 5.285%, 10/11/2006	50,000,000	49,933,937
Beethoven Funding Corp., 5.290%, 10/26/2006	101,077,000	100,720,535
Liberty Street Funding Corp., 5.280%, 10/11/2006	145,000,000	144,808,600
Sheffield Receivables Corp., 5.270%, 10/16/2006	102,408,000	102,198,120
Stratford Rvls Com Ecn, 5.290%, 10/12/2006	30,506,000	30,461,173
Stratford Rvls Com Ecn, 5.290%, 10/13/2006	50,969,000	50,886,614

Total ABCP Receivables and Securities		551,273,435
ABCP Single Seller — 3.26%
Aegis Finance LLC Ecn, 5.280%, 10/12/2006	100,000,000	99,853,333
Citibank Credit Card Iss, 5.400%, 11/01/2006	75,369,000	75,029,840

Total ABCP Single Seller		174,883,173
Bank Foreign — 2.23%
Danske Corp., 4.565%, 10/13/2006	70,000,000	69,902,360
[1]Macquarie Bank Ltd., 5.310%, 07/20/2007	50,000,000	49,996,013

Total Bank Foreign		119,898,373
Finance Captive Consumer — 3.96%
General Electric Capital Corp., 4.540%, 10/13/2006	40,000,000	39,944,511
General Electric Capital Corp., 5.230%, 12/27/2006	100,000,000	98,750,611
General Electric Co., 5.300%, 12/26/2006	75,000,000	74,061,458

Total Finance Captive Consumer		212,756,580
TOTAL COMMERCIAL PAPER		1,406,014,900
CERTIFICATES OF DEPOSIT — 2.98%
Bank Domestic — 2.98%
[1]Bank of America NA, 5.315%, 02/28/2007	50,000,000	50,000,000
First Tennessee Bank, 5.330%, 12/21/2006	100,000,000	100,000,000
[1]Washington Mutual Bank, 5.310%, 04/20/2007	10,000,000	10,000,000

TOTAL CERTIFICATES OF DEPOSIT		160,000,000
YANKEE CERTIFICATES OF DEPOSIT — 32.03%
Bank Foreign — 32.03%
Barclays Bank PLC, 5.010%, 11/27/2006	25,000,000	25,000,000
1BNP Paribas NY, 5.448%, 10/03/2007	100,000,000	99,980,092

AARP Money Market Fund (continued)

State Street Money Market Portfolio

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
YANKEE CERTIFICATES OF DEPOSIT (continued)
Bank Foreign (continued)
BNP Paribas NY Branch, 5.340%, 05/07/2007	$75,000,000	$75,000,000
[1]Calyon NY, 5.070%, 11/27/2006	125,000,000	125,000,000
[1]Dexia Credit Local SA, 5.305%, 09/28/2007	200,000,000	199,961,210
Fortis Bank, 4.730%, 10/13/2006	70,000,000	70,000,000
Fortis Bank New York, 4.730%, 01/03/2007	50,000,000	49,884,298
1HBOS Treasury Services NY, 5.290%, 6/19/2007	100,000,000	100,000,000
HBOS Treasury Services PLC, 5.400%, 2/26/2007	50,000,000	50,000,000
Landesbank Baden- Wurtt NY, 5.290%, 10/23/2006	125,000,000	125,000,000
Nordea Bank Finland PLC NY Branch, 5.350%, 05/21/2007	25,750,000	25,716,444
[1]Royal Bank of Scotland, 5.275%, 11/20/2006	75,000,000	74,998,299
Royal Bank Scotland PLC NY, 4.790%, 01/03/2007	29,700,000	29,635,303
[1]Societe Generale NY, 5.268%, 06/20/2007	95,000,000	94,983,342
[1]Svenska Handelsbanken AB, 5.270%, 02/12/2007	50,000,000	49,996,386
Toronto Dominion Bank, 5.430%, 05/10/2007	100,000,000	100,002,934
Toronto Dominion Bank, 5.505%, 05/03/2007	100,000,000	100,002,839
UBS AG, 5.315%, 11/27/2006	250,000,000	250,000,000
Unicredito Italiano Spa NY, 5.380%, 02/12/2007	75,000,000	75,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT		1,720,161,147
EURO CERTIFICATES OF DEPOSIT — 3.61%
Bank Foreign — 3.61%
HBOS Treasury Services, 5.600%, 06/19/2007	79,000,000	79,080,536
Societe General Intl., 5.500%, 02/07/2007	75,000,000	75,000,000
Societe Generale, 5.310%, 04/19/2007	20,000,000	20,000,000
HSBC Bank PLC, 5.240%, 11/08/2006	20,000,000	20,000,200

TOTAL EURO CERTIFICATES OF DEPOSIT		194,080,736
BANK NOTES — 5.40%
Bank Domestic — 5.40%
[1]American Express Bank FSB, 5.300%, 03/15/2007	40,000,000	40,000,000
[1]American Express Credit Corp., 5.290%, 01/09/2007	75,000,000	74,998,921
[1]Bank of America NA, 5.315%, 04/18/2007	50,000,000	50,000,000
[1]Marshall & Ilsley Bank, 5.270%, 03/07/2007	75,000,000	74,993,665
[1]National City Bank of Indiana, 5.310%, 04/04/2007	50,000,000	50,004,788

TOTAL BANK NOTES		289,997,374
MEDIUM TERM NOTES — 6.61%
Bank Domestic — 1.30%
[1]American Express Co., 5.300%, 10/20/2007	20,000,000	20,000,000
1JPMorgan Chase & Co., 5.300%, 10/05/2007	50,000,000	50,000,000

Total Bank Domestic		70,000,000
Bank Foreign — 3.91%
[1]Alliance & Leicester PLC, 5.304%, 10/29/2007	35,000,000	35,000,000

2

AARP Money Market Fund (continued)

State Street Money Market Portfolio

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
MEDIUM TERM NOTES (continued)

Bank Foreign (continued)
[1,2]BNP Paribas, 5.363%, 09/21/2007	$25,000,000	$25,000,000
[1]Caja de Ahorros y Monte de Piedad de Madrid, 5.369%, 10/19/2007	30,000,000	30,000,000
1HBOS Treasury Services PLC, 5.300%, 10/11/2007	25,000,000	25,000,000
[1,2]National Australia Bank Ltd., 5.300%, 10/07/2007	20,000,000	20,000,000
[1]Unicredito Italiano Bank Ireland, 5.340%, 10/15/2007	15,000,000	15,000,000
[1,2]Westpac Banking Corp., 5.460%, 05/25/2007	45,000,000	45,027,077
[1,2]Westpac Banking Corp., 5.300%, 10/18/2007	15,000,000	15,000,000

Total Bank Domestic		210,027,077
Finance Captive Consumer — 1.40%
[1]Toyota Motor Credit Corp., 5.463%, 07/02/2007	75,000,000	74,995,688

TOTAL MEDIUM TERM NOTES		355,022,765
TIME DEPOSIT — 1.46%
Suntrust Bank, 5.375%, 10/02/2006	78,470,000	78,470,000

TOTAL TIME DEPOSIT		78,470,000
PROMISSORY NOTE — 0.47%
[2,3]Goldman Sachs Group, Inc., 5.380%, 12/18/2006	25,000,000	25,000,000

TOTAL PROMISSORY NOTE		25,000,000
REPURCHASE AGREEMENTS — 20.84%
ABN AMRO Inc. Tri Party Repo, dated 09/29/06, 5.425%, maturing on 10/2/2006, (collateralized by Corporate Notes, 6.400% - 7.500% due 09/15/09 - 10/30/31 valued at $78,750,001); proceeds $75,033,906	75,000,000	75,000,000
Bear Stearns Tri Party Repo, dated 09/29/06, 5.425%, maturing on 10/2/2006, (collateralized by Asset-Backed Securities, 0.000% - 6.830% due 04/15/11 - 10/25/36 valued at $127,500,749); proceeds $125,056,510	125,000,000	125,000,000
Credit Suisse First Boston Tri Party Repo, dated 09/29/06, 5.425%, maturing on 10/2/2006, (collateralized by Corporate Notes, 0.000% - 8.125% due 12/31/09 - 10/01/36 valued at $76,503,101); proceeds $75,033,906	75,000,000	75,000,000
Deutsche Bank Tri Party Repo, dated 09/29/06, 5.455%, maturing on 10/2/2006, (collateralized by Equity Securities, valued at $112,350,031); proceeds $107,048,640	107,000,000	107,000,000
Deutsche Bank Tri Party Term Repo, dated 09/29/06, 5.300%, maturing on 10/6/2006, (collateralized by Corporate Notes, 7.500% - 8.750% due 02/01/11 - 08/15/36 valued at $105,001,194); proceeds $100,103,056	100,000,000	100,000,000
Deutsche Bank Tri Party Term Repo, dated 09/29/06, 5.290%, maturing on 10/31/2006, (collateralized by Federal National Mortgage Association, 5.500% - 6.250% due 03/01/20 - 08/25/34 and Federal Home Loan Mortgage Corporation, 5.000% due 09/01/35 valued at $203,998,840); proceeds $200,940,444	200,000,000	200,000,000
Lehman Brothers Tri Party Repo, dated 09/29/06, 5.415%, maturing on 10/2/2006, (collateralized by Corporate Notes, 0.072% - 7.750% due 01/07/09 - 07/30/50 valued at $122,402,927); proceeds $120,054,150	120,000,000	120,000,000

3

AARP Money Market Fund (continued)

State Street Money Market Portfolio

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Repurchase Agreements (continued)
Merrill Lynch Tri Party Repo, dated 09/29/06, 5.380%, maturing on 10/2/2006, (collateralized by Federal Home Loan Mortgage Corporation, 4.000% - 16.250% due 02/01/07 - 09/01/36 and Federal National Mortgage Association, 4.000% - 15.000% due 04/01/07-10/01/36 valued at $303,960,424); proceeds $298,133,603	$298,000,000	$298,000,000
UBS Warburg LLC Tri Party Repo, dated 09/29/06, 5.200%, maturing on 10/2/2006, (collateralized by Federal National Mortgage Association, 5.000% - 5.250% due 03/15/16 - 09/15/16 valued at $19,384,714); proceeds $19,008,233	19,000,000	19,000,000

TOTAL REPURCHASE AGREEMENTS		1,119,000,000
TOTAL INVESTMENTS 99.58%		5,347,746,922
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.42%		22,697,462

NET ASSETS — 100.00%		$5,370,444,384

[1].	Floating Rate Note- Interest rate shown is rate in effect at September 30, 2006.

[2].	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

[3].	Security subject to restrictions on resale that has been deemed by the Adviser to be illiquid. The Portfolio may not invest more than 10% of its net assets in illiquid securities. At September 30, 2006, this security represents 0.47% of net assets.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

For information on the Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent annual financial statements.

4

AARP Income Fund

Portfolio of Investments

September 30, 2006 (unaudited)

Mutual funds: 100.0%

	Shares	Value
State Street Money Market Portfolio[1]	3,752	$3,752
U.S. Bond Market Portfolio[2]	7,161	71,178
Total investments: 100.0% (Identified cost $75,002) [3]		74,930

Other assets and liabilities, net: 0.0%		—

Total net assets: 100.0%		$74,930

[1]	Investment in non-controlled affiliate.

[2]	Affiliated issuer.

[3]	At September 30, 2006, the cost of investments for federal tax purposes was $75,002. The net unrealized depreciation of investments for federal tax purposes was $72. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $0 and net unrealized depreciation from investments for those securities having an excess of cost over value of $72.

Investment Valuation

The AARP Income Fund is a “fund of funds” because it invests substantially all of its assets in the U.S. Bond Market Portfolio, a series of AARP Portfolios, a separately registered investment company and the State Street Money Market Portfolio, one of the portfolios of State Street Master Funds, a separately registered investment company.

The Fund records its investment in the State Street Money Market Portfolio at fair value. Securities held by the State Street Money Market Portfolio, as permitted under Rule 2a-7, are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Securities of the U.S. Bond Market Portfolio are generally valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Bond holdings are generally valued as reported by an independent pricing service at what is called an “evaluated average price,” which considers such factors as comparable bond prices, yields, maturities and ratings. Short-term investments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Foreign securities quoted in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the close of trading and as provided by an independent source.

Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets (e.g. foreign securities), are valued by methods deemed by the board of trustees of AARP Portfolios to represent fair value.

Transactions in affiliated issuers:

Name of Affiliated Issuer	Balance of Shares Held June 30, 2006	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held September 30, 2006	Value September 30, 2006	Income from Investments in Affiliated Issuers	Gain (Loss) from Investments in Affiliated Issuers
State Street Money Market Portfolio	—	3,752	—	3,752	$3,752	$2	—
U.S. Bond Market Portfolio	—	7,161	—	7,161	71,178	—	—

TOTAL					$74,930	$2	—

AARP Portfolios

U.S. Stock Market Portfolio

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks - 99.1%
Consumer Discretionary - 11.7%
Aaron Rents, Inc.	121	$2,781
Abercrombie & Fitch Co.	181	12,576
1ACCO Brands Corp.	60	1,336
Advance Auto Parts, Inc.	208	6,852
Advo, Inc.	60	1,679
[1]Aeropostale, Inc.	70	2,046
[1]Amazon.Com, Inc.	900	28,908
American Eagle Outfitters	256	11,220
American Greetings Corp.	100	2,312
[1]AnnTaylor Stores Corp.	169	7,074
Applebees International, Inc.	110	2,366
[1]aQuantive, Inc.	70	1,653
ArvinMeritor, Inc.	100	1,424
[1]Autonation, Inc.	363	7,587
[1]Autozone, Inc.	111	11,466
Avis Budget Group, Inc.	188	3,439
[1]Aztar Corp.	60	3,181
Bandag, Inc.	60	2,085
Barnes & Noble, Inc.	126	4,780
[1]Beacon Roofing Supply, Inc.	75	1,518
Beazer Homes USA, Inc.	88	3,436
[1]Bed Bath & Beyond, Inc.	579	22,153
Belo Corp.	150	2,371
Best Buy Co., Inc.	816	43,705
[1]Big Lots, Inc.	170	3,368
1BJ’s Wholesale Club, Inc.	153	4,465
Black & Decker Corp.	151	11,982
Bob Evans Farms, Inc.	90	2,725
Borders Group, Inc.	100	2,040
BorgWarner, Inc.	113	6,460
Boyd Gaming Corp.	158	6,074
[1]Brightpoint, Inc.	105	1,493
Brinker International, Inc.	190	7,617
Brown Shoe Co., Inc.	87	3,118
Brunswick Corp.	199	6,207
Building Material Holding Corp.	40	1,041
[1]Cabela’s, Inc.	94	2,063
Cablevision Systems Corp.	546	12,400
Callaway Golf Co.	120	1,573
[1]Carmax, Inc.	206	8,592
Carnival Corp.	861	40,493
[1]Carter’s, Inc.	60	1,583
Catalina Marketing Corp.	70	1,925
Cato Corp.	100	2,191
CBRL Group, Inc.	70	2,830
CBS Corp.	1,294	36,452
CDW Corp.	124	7,648
1CEC Entertainment, Inc.	50	1,575
Centex Corp.	235	12,366
[1]Champion Enterprises, Inc.	110	759
[1]Charming Shoppes, Inc.	150	2,142
[1]Cheesecake Factory	170	4,622
[1]Chico’s FAS, Inc.	399	8,590
[1]Childrens Place Retail Stores, Inc.	30	1,921
Choice Hotels International, Inc.	100	4,090
Christopher & Banks Corp.	100	2,948
Circuit City Stores, Inc.	300	7,533
CKE Restaurants, Inc.	200	3,344
Claire’s Stores, Inc.	224	6,532
Clear Channel Communications, Inc.	912	26,311
[1]Coach, Inc.	739	25,422
[1]Coldwater Creek, Inc.	75	2,157
[1]Columbia Sportswear Co.	55	3,071
[1]Comcast Corp. Class A	2,537	93,488
[1]Comcast Corp. Special Class A	1,719	63,276
Cooper Tire & Rubber Co.	110	1,107
[1]Copart, Inc.	100	2,819
Costco Wholesale Corp.	1,024	50,872
Darden Restaurants, Inc.	322	13,675
[1]Dick’s Sporting Goods, Inc.	50	2,276
Dillard’s, Inc.	143	4,680
1DIRECTV Group, Inc.	1,476	29,048
[1]Dolby Laboratories, Inc.	100	1,985
Dollar General Corp.	489	6,665
[1]Dollar Tree Stores, Inc.	270	8,359
Domino’s Pizza, Inc.	60	1,539
Dow Jones & Co., Inc.	79	2,650
DR Horton, Inc.	577	13,819
[1]DreamWorks Animation SKG, Inc.	60	1,495
[1]Dress Barn, Inc.	80	1,746
Eastman Kodak Co.	528	11,827
[1]EchoStar Communications Corp.	431	14,111
Entercom Communications Corp.	60	1,512
Ethan Allen Interiors, Inc.	50	1,733
EW Scripps Co.	160	7,669
[1]Expedia, Inc.	489	7,668
Family Dollar Stores, Inc.	284	8,304
Federal Signal Corp.	100	1,525
Federated Department Stores, Inc.	1,056	45,630
Finish Line	80	1,010
Foot Locker, Inc.	304	7,676
Ford Motor Co.	3,572	28,897
Fortune Brands, Inc.	279	20,956
[1]Fossil, Inc.	80	1,723
Furniture Brands Intl., Inc.	80	1,523
[1]GameStop Corp. Class A	60	2,777
[1]GameStop Corp. Class B	100	4,471
Gannett Co., Inc.	450	25,573
Gap, Inc.	1,194	22,626

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Garmin Ltd.	216	$10,536
[1]Gaylord Entertainment Co.	50	2,192
[1]Gemstar-TV Guide International, Inc.	1,116	3,705
General Motors Corp.	1,103	36,686
[1]Genesco, Inc.	40	1,379
Gentex Corp.	373	5,300
[1]Getty Images, Inc.	101	5,018
[1]Goodyear Tire & Rubber Co.	380	5,510
Group 1 Automotive, Inc.	100	4,990
[1]Guess ?, Inc.	78	3,785
[1]Guitar Center, Inc.	81	3,619
[1]Gymboree Corp.	124	5,230
[1]Hanesbrands, Inc.	178	4,007
Harley-Davidson, Inc.	519	32,567
Harman International Industries, Inc.	141	11,765
Harrah’s Entertainment, Inc.	347	23,051
Harte-Hanks, Inc.	80	2,108
Hasbro, Inc.	413	9,396
[1]Hibbett Sporting Goods, Inc.	60	1,571
Hilton Hotels Corp.	738	20,553
HNI Corp.	60	2,495
Home Depot, Inc.	4,061	147,292
[1]Hovnanian Enterprises, Inc.	30	880
Ihop Corp.	30	1,390
[1]Insight Enterprises, Inc.	80	1,649
[1]Interactive Data Corp.	70	1,396
International Game Technology	650	26,975
International Speedway Corp.	50	2,492
[1]Interpublic Group of Cos, Inc.	760	7,524
[1]inVentiv Health, Inc.	100	3,203
[1]Jack in the Box, Inc.	60	3,131
JC Penney Co., Inc.	459	31,391
John Wiley & Sons, Inc.	70	2,521
Johnson Controls, Inc.	367	26,329
Jones Apparel Group, Inc.	222	7,202
K-Swiss, Inc.	50	1,503
KB Home	126	5,519
Kellwood Co.	103	2,969
Knoll, Inc.	106	2,160
[1]Kohl’s Corp.	610	39,601
La-Z-Boy, Inc.	200	2,792
[1]Lamar Advertising Co.	138	7,371
Lancaster Colony Corp.	60	2,686
[1]Las Vegas Sands Corp.	223	15,242
Lear Corp.	251	5,196
Lee Enterprises, Inc.	80	2,019
Leggett & Platt, Inc.	344	8,610
Lennar Corp.	244	11,041
[1]Liberty Global, Inc.	385	9,648
[1]Liberty Media Holding Corp. - Capital	261	21,812
[1]Liberty Media Holding Corp. - Interactive	1,304	26,576
[1] Life Time Fitness, Inc.	40	1,852
[1] Live Nation, Inc.	151	3,083
Liz Claiborne, Inc.	202	7,981
1 LKQ Corp.	146	3,208
Lowe’s Cos, Inc.	2,876	80,701
Ltd. Brands	687	18,199
[1] Macrovision Corp.	90	2,132
Marriott International, Inc.	670	25,889
[1] Marvel Entertainment, Inc.	100	2,414
Mattel, Inc.	826	16,272
Matthews International Corp.	60	2,209
McClatchy Co.	116	4,894
McDonald’s Corp.	2,466	96,470
McGraw-Hill Cos, Inc.	686	39,809
MDC Holdings, Inc.	100	4,645
Media General, Inc.	40	1,509
Men’s Wearhouse, Inc.	60	2,233
Meredith Corp.	56	2,762
[1]Meritage Homes Corp.	30	1,248
1MGM Mirage	222	8,767
Michaels Stores, Inc.	227	9,884
Modine Manufacturing Co.	60	1,460
[1]Mohawk Industries, Inc.	114	8,487
[1]Move, Inc.	300	1,473
[1]NetFlix, Inc.	60	1,367
New York Times Co.	301	6,917
Newell Rubbermaid, Inc.	558	15,803
News Corp. Class A	3,692	72,548
News Corp. Class B	1,003	20,702
Nike, Inc.	350	30,667
Nordstrom, Inc.	473	20,008
NTL, Inc.	569	14,470
[1]Nutri	40	2,492
1NVR, Inc.	10	5,350
1O’Reilly Automotive, Inc.	213	7,074
[1]Office Depot, Inc.	591	23,463
OfficeMax, Inc.	190	7,741
Omnicom Group, Inc.	328	30,701
Orient-Express Hotels Ltd.	70	2,617
OSI Restaurant Partners, Inc.	180	5,708
[1]Pacific Sunwear Of California	90	1,357
[1]Panera Bread Co.	40	2,330
[1]Papa John’s International, Inc.	60	2,167
[1]Payless Shoesource, Inc.	80	1,992
[1]Penn National Gaming, Inc.	190	6,939
PEP Boys-Manny Moe & Jack	100	1,285
[1]Petco Animal Supplies, Inc.	70	2,005
Petsmart, Inc.	274	7,603
1PF Chang’s China Bistro, Inc.	40	1,388
Phillips-Van Heusen	139	5,806
Pier 1 Imports, Inc.	300	2,226
[1]Pinnacle Entertainment, Inc.	70	1,968
Polaris Industries, Inc.	60	2,469

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Polo Ralph Lauren Corp.	122	$7,892
Pool Corp.	80	3,080
[1]Priceline.com, Inc.	100	3,679
Pulte Homes, Inc.	448	14,273
[1]Quiksilver, Inc.	150	1,822
[1]Radio One, Inc.	240	1,498
RadioShack Corp.	340	6,562
[1]Rare Hospitality International, Inc.	70	2,139
Reader’s Digest Association, Inc.	160	2,074
[1]Red Robin Gourmet Burgers, Inc.	41	1,891
Regal Entertainment Group	80	1,586
Regis Corp.	60	2,151
[1]Rent-A-Center, Inc.	100	2,929
RH Donnelley Corp.	100	5,290
Ross Stores, Inc.	280	7,115
Royal Caribbean Cruises Ltd.	285	11,061
Ruby Tuesday, Inc.	100	2,819
Ryland Group, Inc.	106	4,580
Saks, Inc.	253	4,372
[1]Scholastic Corp.	70	2,180
[1]School Specialty, Inc.	40	1,412
[1]Scientific Games Corp.	180	5,724
[1]Sears Holdings Corp.	165	26,085
[1]Select Comfort Corp.	75	1,641
Sherwin-Williams Co.	272	15,172
[1]Shuffle Master, Inc.	60	1,621
[1]Sirius Satellite Radio, Inc.	2,347	9,177
Snap-On, Inc.	84	3,742
[1]Sonic Corp.	136	3,075
Stage Stores, Inc.	60	1,760
Standard-Pacific Corp.	183	4,300
Stanley Works	190	9,471
Staples, Inc.	1,456	35,424
[1]Starbucks Corp.	1,506	51,279
Starwood Hotels & Resorts Worldwide, Inc.	425	24,306
Station Casinos, Inc.	93	5,378
Steven Madden Ltd.	54	2,119
Target Corp.	1,605	88,676
[1]Tenneco, Inc.	80	1,871
Thor Industries, Inc.	50	2,058
Tiffany & Co.	236	7,835
[1]Timberland Co.	70	2,014
Time Warner, Inc.	8,626	157,252
TJX Cos, Inc.	920	25,788
[1]Toll Brothers, Inc.	222	6,234
[1]Too, Inc.	50	1,880
Toro Co.	65	2,741
[1]Tractor Supply Co.	40	1,930
Triarc Cos, Inc.	150	2,488
Tribune Co.	324	10,601
1TRW Automotive Holdings Corp.	60	1,444
Tupperware Brands Corp.	80	1,557
[1]Under Armour, Inc.	122	4,882
United Auto Group, Inc.	154	3,604
[1]United Rentals, Inc.	90	2,092
[1]Univision Communications, Inc.	420	14,423
[1]Urban Outfitters, Inc.	226	3,998
[1]Vail Resorts, Inc.	78	3,122
VF Corp.	200	14,590
[1]Viacom, Inc.	1,313	48,817
[1]Visteon Corp.	210	1,711
Wabtec Corp.	70	1,899
Wal-Mart Stores, Inc.	4,916	242,457
Walt Disney Co.	4,109	127,009
[1]Warnaco Group, Inc.	80	1,547
Warner Music Group Corp.	80	2,076
Washington Post Co.	10	7,370
1WCI Communities, Inc.	50	872
Wendy’s International, Inc.	222	14,874
1WESCO International, Inc.	114	6,615
Westwood One, Inc.	130	920
Whirlpool Corp.	149	12,532
Williams-Sonoma, Inc.	188	6,089
Winnebago Industries	40	1,255
1WMS Industries, Inc.	100	2,921
Wolverine World Wide, Inc.	100	2,831
[1]Wyndham Worldwide Corp.	377	10,545
[1]Wynn Resorts Ltd.	106	7,209
1XM Satellite Radio Holdings, Inc.	452	5,826
Yankee Candle Co., Inc.	70	2,049
Yum! Brands, Inc.	521	27,118
[1]Zale Corp.	70	1,942

Total Consumer Discretionary		3,458,951

Consumer Staples - 7.1%
Alberto-Culver Co.	190	9,612
Altria Group, Inc.	4,103	314,085
Anheuser-Busch Cos, Inc.	1,528	72,595
Archer-Daniels-Midland Co.	1,151	43,600
Avon Products, Inc.	916	28,085
Brown-Forman Corp.	100	7,665
Bunge Ltd.	234	13,560
Campbell Soup Co.	447	16,315
Casey’s General Stores, Inc.	80	1,782
[1]Central Garden and Pet Co.	40	1,930
Chiquita Brands International, Inc.	70	937
Church & Dwight Co., Inc.	132	5,163
Clorox Co.	313	19,719
Coca-Cola Co.	4,157	185,735
Coca-Cola Enterprises, Inc.	571	11,894

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
Colgate-Palmolive Co.	1,004	$62,348
ConAgra Foods, Inc.	1,043	25,533
[1]Constellation Brands, Inc.	410	11,800
Corn Products International, Inc.	151	4,914
CVS Corp.	1,592	51,135
[1]Dean Foods Co.	244	10,253
Del Monte Foods Co.	260	2,717
Delta & Pine Land Co.	114	4,617
Estee Lauder Cos, Inc.	230	9,276
Flowers Foods, Inc.	70	1,882
General Mills, Inc.	669	37,865
[1]Gold Kist, Inc.	200	4,168
[1]Hain Celestial Group, Inc.	80	2,045
[1]Hansen Natural Corp.	152	4,937
[1]Herbalife Ltd.	50	1,894
Hershey Co.	397	21,220
HJ Heinz Co.	689	28,890
Hormel Foods Corp.	189	6,800
JM Smucker Co.	82	3,932
Kellogg Co.	501	24,810
Kimberly-Clark Corp.	911	59,543
Kraft Foods, Inc.	494	17,616
Kroger Co.	1,322	30,591
Loews Corp. - Carolina Group	280	15,509
Longs Drug Stores Corp.	40	1,840
McCormick & Co., Inc.	233	8,849
Molson Coors Brewing Co.	129	8,888
1NBTY, Inc.	90	2,634
Nu Skin Enterprises, Inc.	100	1,752
[1]Pantry, Inc.	30	1,691
Pepsi Bottling Group, Inc.	260	9,230
PepsiAmericas, Inc.	100	2,134
PepsiCo, Inc.	3,250	212,095
[1]Performance Food Group Co.	70	1,966
Pilgrim’s Pride Corp.	152	4,157
Procter & Gamble Co.	6,486	402,002
[1]Ralcorp Holdings, Inc.	50	2,411
[1]Rite Aid Corp.	650	2,951
Ruddick Corp.	100	2,603
Safeway, Inc.	902	27,376
Sara Lee Corp.	1,427	22,932
Sensient Technologies Corp.	161	3,151
[1]Smithfield Foods, Inc.	259	6,998
Supervalu, Inc.	364	10,793
Sysco Corp.	1,214	40,608
[1]Terra Industries, Inc.	261	2,012
[1]TreeHouse Foods, Inc.	100	2,365
[1]Tyson Foods, Inc.	530	8,416
[1]United Natural Foods, Inc.	60	1,859
Universal Corp.	50	1,827
UST, Inc.	331	18,149
Walgreen Co.	1,992	88,425
Whole Foods Market, Inc.	257	15,274
WM Wrigley Jr Co.	308	14,186

Total Consumer Staples		2,106,546

Energy - 8.8%
Anadarko Petroleum Corp.	884	38,746
Apache Corp.	661	41,775
[1]Atlas America, Inc.	45	1,921
1ATP Oil & Gas Corp.	48	1,773
[1]Atwood Oceanics, Inc.	40	1,799
Baker Hughes, Inc.	668	45,558
Berry Petroleum Co.	60	1,690
[1]Bill Barrett Corp.	40	982
BJ Services Co.	615	18,530
Cabot Oil & Gas Corp.	99	4,745
[1]Cameron International Corp.	221	10,677
CARBO Ceramics, Inc.	30	1,081
[1]Cheniere Energy, Inc.	60	1,783
Chesapeake Energy Corp.	803	23,271
Chevron Corp.	4,357	282,595
Cimarex Energy Co.	159	5,595
1CNX Gas Corp.	100	2,317
[1]Comstock Resources, Inc.	60	1,629
ConocoPhillips	3,080	183,352
[1]Core Laboratories NV	50	3,190
[1]Delta Petroleum Corp.	200	4,504
[1]Denbury Resources, Inc.	218	6,300
Devon Energy Corp.	885	55,888
Diamond Offshore Drilling, Inc.	124	8,974
[1]Dresser-Rand Group, Inc.	205	4,182
[1]Dril-Quip, Inc.	40	2,707
El Paso Corp.	1,406	19,178
[1]Encore Acquisition Co.	60	1,460
[1]Energy Partners Ltd.	114	2,810
ENSCO International, Inc.	279	12,229
EOG Resources, Inc.	485	31,549
Equitable Resources, Inc.	215	7,521
Exxon Mobil Corp.	11,950	801,845
1FMC Technologies, Inc.	130	6,981
[1]Forest Oil Corp.	119	3,759
Frontier Oil Corp.	253	6,725
General Maritime Corp.	40	1,463
[1]Giant Industries, Inc.	50	4,060
[1]Global Industries Ltd.	130	2,023
GlobalSantaFe Corp.	464	23,195
[1]Grant Prideco, Inc.	250	9,507
[1]Grey Wolf, Inc.	240	1,603
Halliburton Co.	2,001	56,928
[1]Hanover Compressor Co.	120	2,186
[1]Helix Energy Solutions Group, Inc.	197	6,580
Helmerich & Payne, Inc.	200	4,606
Hess Corp.	494	20,461
Holly Corp.	111	4,810

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Energy (continued)
[1]Hornbeck Offshore Services, Inc.	100	$3,350
[1]Houston Exploration Co.	45	2,482
[1]Hydril	30	1,682
[1]Input	200	1,986
Kinder Morgan, Inc.	214	22,438
[1]Lone Star Technologies, Inc.	40	1,935
Lufkin Industries, Inc.	56	2,964
Marathon Oil Corp.	712	54,753
[1]Maverick Tube Corp.	197	12,771
Murphy Oil Corp.	347	16,500
[1]Nabors Industries Ltd.	602	17,909
[1]National Oilwell Varco, Inc.	345	20,200
[1]Newfield Exploration Co.	291	11,215
Noble Corp.	262	16,815
Noble Energy, Inc.	330	15,045
1NS Group, Inc.	40	2,582
Occidental Petroleum Corp.	1,663	80,007
[1]Oceaneering International, Inc.	80	2,464
[1]Oil States International, Inc.	50	1,375
OMI Corp.	100	2,171
[1]Parallel Petroleum Corp.	82	1,645
[1]Parker Drilling Co.	170	1,204
Patterson-UTI Energy, Inc.	370	8,791
Penn Virginia Corp.	30	1,902
[1]Pioneer Drilling Co.	171	2,196
Pioneer Natural Resources Co.	250	9,780
[1]Plains Exploration & Production Co.	175	7,509
Pogo Producing Co.	122	4,996
[1]Pride International, Inc.	359	9,844
[1]Quicksilver Resources, Inc.	50	1,595
Range Resources Corp.	252	6,360
Rowan Cos, Inc.	199	6,294
Schlumberger Ltd.	2,324	144,158
1SEACOR Holdings, Inc.	20	1,650
Smith International, Inc.	437	16,956
St Mary Land & Exploration Co.	116	4,258
[1]Stone Energy Corp.	40	1,619
Sunoco, Inc.	251	15,610
[1]Superior Energy Services	200	5,252
[1]Swift Energy Co.	40	1,673
Tesoro Corp.	114	6,610
[1]Tetra Technologies, Inc.	120	2,899
Tidewater, Inc.	100	4,419
Todco	138	4,775
[1]Transocean, Inc.	751	54,996
[1]Ultra Petroleum Corp.	319	15,347
[1]Unit Corp.	112	5,149
[1]Universal Compression Holdings, Inc.	50	2,672
Valero Energy Corp.	1,262	64,955
[1]Veritas DGC, Inc.	50	3,291
W&T Offshore, Inc.	113	3,301
1W-H Energy Services, Inc.	60	2,488
[1]Weatherford International Ltd.	674	28,119
[1]Whiting Petroleum Corp.	50	2,005
Williams Cos, Inc.	1,181	28,190
XTO Energy, Inc.	684	28,817

Total Energy		2,589,012

Financials - 22.5%
[1]Accredited Home Lenders Holding Co.	30	1,078
ACE Ltd.	643	35,191
[1]Affiliated Managers Group, Inc.	75	7,508
Aflac, Inc.	978	44,753
AG Edwards, Inc.	150	7,992
Alabama National BanCorp.	50	3,413
Alexandria Real Estate Equities, Inc.	64	6,003
[1]Alleghany Corp.	11	3,179
Allied Capital Corp.	250	7,552
Allstate Corp.	1,189	74,586
AMB Property Corp.	162	8,928
AMBAC Financial Group, Inc.	200	16,550
Amcore Financial, Inc.	110	3,332
American Capital Strategies Ltd.	302	11,920
American Express Co.	2,189	122,759
American Financial Group, Inc.	79	3,707
American Financial Realty Trust	200	2,232
American Home Mortgage Investment Corp.	60	2,092
American International Group, Inc.	4,340	287,568
[1]AmeriCredit Corp.	264	6,597
Ameriprise Financial, Inc.	449	21,058
AmerUs Group Co.	56	3,809
AmSouth Bancorp	696	20,212
Annaly Mortgage Management, Inc.	370	4,862
Anthracite Capital, Inc.	200	2,572
AON Corp.	564	19,103
Apartment Investment & Management Co.	180	9,794
Apollo Investment Corp.	274	5,620
Arbor Realty Trust, Inc.	130	3,323
[1]Arch Capital Group Ltd.	162	10,285
Archstone-Smith Trust	421	22,919
Ares Capital Corp.	119	2,073
[1]Argonaut Group, Inc.	70	2,172
Arthur J Gallagher & Co.	233	6,214
Ashford Hospitality Trust, Inc.	200	2,386

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Financials (continued)
Aspen Insurance Holdings Ltd.	100	$2,583
Associated Banc-Corp	300	9,750
Assurant, Inc.	204	10,896
Assured Guaranty Ltd.	90	2,334
Astoria Financial Corp.	240	7,397
AvalonBay Communities, Inc.	138	16,615
Axis Capital Holdings Ltd.	258	8,950
Bancorpsouth, Inc.	132	3,664
Bank Mutual Corp.	200	2,426
Bank of America Corp.	9,018	483,094
Bank of Hawaii Corp.	100	4,816
Bank of New York Co., Inc.	1,492	52,608
Bankunited Financial Corp.	126	3,285
Banner Corp.	100	4,104
BB&T Corp.	1,124	49,209
Bear Stearns Cos, Inc.	217	30,402
[1]Berkshire Hathaway, Inc.	17	53,958
BioMed Realty Trust, Inc.	110	3,337
BlackRock, Inc.	22	3,278
BOK Financial Corp.	40	2,104
Boston Private Financial Holdings, Inc.	60	1,673
Boston Properties, Inc.	222	22,941
Brandywine Realty Trust	240	7,812
BRE Properties, Inc.	100	5,973
Brookdale Senior Living, Inc.	104	4,828
Brookline Bancorp, Inc.	190	2,613
Brown & Brown, Inc.	224	6,845
Calamos Asset Management, Inc.	76	2,228
Camden Property Trust	100	7,601
Capital One Financial Corp.	594	46,724
Capital Trust, Inc.	110	4,480
CapitalSource, Inc.	246	6,352
Capitol Federal Financial	60	2,134
Cash America International, Inc.	95	3,713
Cathay General Bancorp	100	3,610
1CB Richard Ellis Group, Inc.	348	8,561
CBL & Associates Properties, Inc.	134	5,616
1CBOT Holdings, Inc.	62	7,489
Central Pacific Financial Corp.	60	2,195
Charles Schwab Corp.	2,138	38,270
Chicago Mercantile Exchange Holdings, Inc.	69	32,999
Chittenden Corp.	100	2,869
Chubb Corp.	825	42,867
Cincinnati Financial Corp.	337	16,196
CIT Group, Inc.	391	19,014
Citigroup, Inc.	9,823	487,908
Citizens Banking Corp.	110	2,889
City National Corp.	100	6,706
Colonial BancGroup, Inc.	334	8,183
Colonial Properties Trust	63	3,012
Comerica, Inc.	325	18,499
Commerce Bancorp, Inc.	332	12,188
Commerce Bancshares, Inc.	100	5,057
Commerce Group, Inc.	80	2,404
[1]Commercial Cap Banco	100	1,594
Community Trust Bancorp, Inc.	80	3,012
Compass Bancshares, Inc.	239	13,618
[1]Conseco, Inc.	329	6,906
Corporate Office Properties Trust SBI MD	70	3,133
[1]Corrections Corp. of America	159	6,877
Corus Bankshares, Inc.	60	1,342
Countrywide Financial Corp.	1,185	41,522
Cousins Properties, Inc.	90	3,079
Crescent Real Estate EQT Co.	143	3,119
Cullen	102	5,898
CVB Financial Corp.	125	1,846
Delphi Financial Group	75	2,991
Developers Diversified Realty Corp.	232	12,936
DiamondRock Hospitality Co.	200	3,322
Digital Realty Trust, Inc.	100	3,132
Dime Community Bancshares	180	2,651
Doral Financial Corp.	140	923
Downey Financial Corp.	30	1,996
Duke Realty Corp.	251	9,375
1E*Trade Financial Corp.	709	16,959
East West Bancorp, Inc.	82	3,248
EastGroup Properties, Inc.	80	3,989
Eaton Vance Corp.	274	7,908
Endurance Specialty Holdings Ltd.	128	4,513
Entertainment Properties Trust	60	2,959
Equity Inns, Inc.	180	2,866
Equity Lifestyle Properties, Inc.	50	2,286
Equity Office Properties Trust	791	31,450
Equity One, Inc.	90	2,157
Equity Residential	558	28,224
Erie Indemnity Co.	54	2,828
Essex Property Trust, Inc.	32	3,885
[1]Euronet Worldwide, Inc.	88	2,160
Everest Re Group Ltd.	143	13,947
Extra Space Storage, Inc.	180	3,116
Fannie Mae	1,933	108,074
Federal Realty Invs Trust	100	7,430
Federated Investors, Inc.	221	7,472
FelCor Lodging Trust, Inc.	140	2,807
Fidelity Bankshares, Inc.	53	2,068
Fidelity National Financial, Inc.	338	14,078

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Financials (continued)
Fidelity National Information Services, Inc.	159	$5,883
Fifth Third Bancorp	920	35,034
Financial Federal Corp.	75	2,010
First American Corp.	165	6,986
First Bancorp	120	1,327
First Charter Corp.	100	2,406
First Citizens BancShares, Inc.	10	1,911
First Commonwealth Financial Corp.	206	2,684
First Community Bancorp, Inc.	50	2,798
First Financial Corp.	140	4,467
First Financial Holdings, Inc.	100	3,422
First Horizon National Corp.	232	8,818
First Industrial Realty Trust, Inc.	71	3,124
First Marblehead Corp.	50	3,463
First Merchants Corp.	130	3,075
First Midwest Bancorp, Inc.	90	3,410
First Niagara Financial Group, Inc.	200	2,916
First Republic Bank	60	2,554
[1]FirstFed Financial Corp.	30	1,702
FirstMerit Corp.	119	2,757
FNB Corp.	150	2,499
Forest City Enterprises, Inc.	145	7,873
Franklin Resources, Inc.	363	38,387
Franklin Street Properties Corp.	80	1,589
Freddie Mac	1,356	89,943
Fremont General Corp.	80	1,119
Friedman Billings Ramsey Group, Inc.	200	1,606
Frontier Financial Corp.	120	3,113
Fulton Financial Corp.	525	8,500
GAMCO Investors, Inc.	60	2,284
General Growth Properties, Inc.	440	20,966
Genworth Financial, Inc.	869	30,424
Getty Realty Corp.	120	3,514
1GFI Group, Inc.	64	3,539
Glacier Bancorp, Inc.	60	2,050
Glenborough Realty Trust, Inc.	210	5,403
Glimcher Realty Trust	100	2,478
Global Signal, Inc.	40	2,023
GMH Communities Trust	170	2,145
Golden West Financial Corp.	502	38,779
Goldman Sachs Group, Inc.	771	130,430
Greater Bay Bancorp	100	2,821
Greenhill & Co., Inc.	56	3,753
Hancock Holding Co.	60	3,213
Hanmi Financial Corp.	100	1,960
Hanover Insurance Group, Inc.	70	3,124
Harbor Florida Bancshares, Inc.	90	3,988
Hartford Financial Services Group, Inc.	591	51,269
HCC Insurance Holdings, Inc.	230	7,562
Health Care Property Investors, Inc.	296	9,191
Health Care REIT, Inc.	136	5,441
Healthcare Realty Trust, Inc.	75	2,881
[1]HealthExtras, Inc.	70	1,982
Heritage Property Investment Trust	118	4,302
Highland Hospitality Corp.	200	2,866
Highwoods Properties, Inc.	90	3,349
Hilb Rogal & Hobbs Co.	50	2,133
Home Properties, Inc.	60	3,430
Horace Mann Educators Corp.	120	2,308
Hospitality Properties Trust	178	8,402
Host Hotels & Resorts, Inc.	990	22,701
HRPT Properties Trust	304	3,633
Hudson City Bancorp, Inc.	1,034	13,700
Huntington Bancshares, Inc.	491	11,750
IBERIABANK Corp.	60	3,660
IMPAC Mortgage Holdings, Inc.	200	1,874
Independent Bank Corp.	90	2,927
IndyMac Bancorp, Inc.	136	5,598
Infinity Property & Casualty Corp.	50	2,057
Inland Real Estate Corp.	150	2,628
Integra Bank Corp.	150	3,792
[1]IntercontinentalExchange, Inc.	98	7,357
International Bancshares Corp.	90	2,671
International Securities Exchange, Inc.	53	2,485
[1]Investment Technology Group, Inc.	89	3,983
[1]Investors Bancorp, Inc.	200	3,018
Investors Financial Services Corp.	154	6,634
Investors Real Estate Trust	460	4,490
IPC Holdings Ltd.	80	2,434
iStar Financial, Inc.	211	8,799
ITLA Capital Corp.	50	2,688
Jackson Hewitt Tax Service, Inc.	60	1,801
Janus Capital Group, Inc.	400	7,888
Jefferies Group, Inc.	256	7,296
Jones Lang LaSalle, Inc.	77	6,582
JPMorgan Chase & Co.	6,828	320,643
Keycorp	813	30,439
Kilroy Realty Corp.	70	5,274
Kimco Realty Corp.	452	19,377
KKR Financial Corp.	124	3,043
[1]Knight Capital Group, Inc.	170	3,094

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Financials (continued)
LandAmerica Financial Group, Inc.	30	$1,974
LaSalle Hotel Properties	80	3,467
Legg Mason, Inc.	228	22,996
Lehman Brothers Holdings, Inc.	954	70,462
Leucadia National Corp.	380	9,945
Lexington Corporate Properties Trust	130	2,753
Liberty Property Trust	200	9,558
Lincoln National Corp.	539	33,461
Loews Corp.	757	28,690
M&T Bank Corp.	136	16,315
Macerich Co.	160	12,218
Mack-Cali Realty Corp.	100	5,180
MAF Bancorp, Inc.	70	2,890
Maguire Properties, Inc.	80	3,259
[1]Markel Corp.	20	8,213
Marsh & McLennan Cos, Inc.	1,045	29,417
Marshall & Ilsley Corp.	446	21,488
Max Re Capital Ltd.	80	1,837
MB Financial, Inc.	100	3,687
MBIA, Inc.	251	15,421
MCG Capital Corp.	100	1,633
Mellon Financial Corp.	790	30,889
Mercantile Bankshares Corp.	224	8,124
Mercury General Corp.	56	2,778
Merrill Lynch & Co., Inc.	1,792	140,170
Metlife, Inc.	1,487	84,283
MFA Mortgage Investments, Inc.	360	2,682
MGIC Investment Corp.	190	11,394
Mid-America Apartment Communities, Inc.	70	4,285
Mid-State Bancshares	110	3,010
Mills Corp.	70	1,170
Montpelier Re Holdings Ltd.	110	2,133
Moody’s Corp.	476	31,121
Morgan Stanley	1,924	140,279
[1]Nasdaq Stock Market, Inc.	148	4,476
National City Corp.	1,214	44,432
National Financial Partners Corp.	50	2,052
National Penn Bancshares, Inc.	103	2,021
National Retail Properties, Inc.	170	3,672
Nationwide Financial Services	82	3,944
Nationwide Health Properties, Inc.	130	3,476
NBT Bancorp, Inc.	85	1,977
New Century Financial Corp.	131	5,150
New Plan Excel Realty Trust	246	6,654
New York Community Bancorp, Inc.	494	8,092
NewAlliance Bancshares, Inc.	200	2,930
Newcastle Investment Corp.	100	2,741
North Fork BanCorp., Inc.	907	25,976
Northern Trust Corp.	354	20,684
Novastar Financial, Inc.	50	1,460
Nuveen Investments, Inc.	180	9,221
1NYSE Group, Inc.	158	11,810
Ohio Casualty Corp.	97	2,509
Old National Bancorp	128	2,445
Old Republic International Corp.	438	9,702
Old Second Bancorp, Inc.	110	3,296
Omega Healthcare Investors, Inc.	249	3,737
Pacific Capital Bancorp	100	2,697
Pan Pacific Retail Properties, Inc.	100	6,942
Park National Corp.	20	2,002
PartnerRe Ltd.	123	8,311
Pennsylvania Real Estate Investment Trust	60	2,554
People’s Bank	89	3,525
PFF Bancorp, Inc.	54	2,000
[1]Philadelphia Consolidated Holding Co.	87	3,461
Phoenix Cos, Inc.	180	2,520
[1]Piper Jaffray Cos	40	2,425
Platinum Underwriters Holdings Ltd.	80	2,466
Plum Creek Timber Co., Inc. (REIT)	384	13,071
PMI Group, Inc.	170	7,448
PNC Financial Services Group, Inc.	642	46,506
Popular, Inc.	548	10,653
Post Properties, Inc.	72	3,421
Principal Financial Group, Inc.	525	28,497
PrivateBancorp, Inc.	44	2,012
[1]ProAssurance Corp.	50	2,464
Progressive Corp.	1,490	36,565
Prologis	477	27,218
Prosperity Bancshares, Inc.	99	3,370
Protective Life Corp.	100	4,575
Provident Bankshares Corp.	80	2,964
Provident Financial Services, Inc.	150	2,777
Provident New York Bancorp	230	3,146
Prudential Financial, Inc.	960	73,200
PS Business Parks, Inc.	74	4,462
Public Storage, Inc.	245	21,068
Radian Group, Inc.	186	11,160
RAIT Investment Trust	100	2,885
Ramco-Gershenson Properties	130	4,153
Raymond James Financial, Inc.	218	6,374
[1]Realogy Corp.	471	10,682

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Financials (continued)
Realty Income Corp.	208	$5,140
Reckson Associates Realty Corp.	184	7,875
Redwood Trust, Inc.	40	2,015
Regency Centers Corp.	155	10,658
Regions Financial Corp.	910	33,479
Reinsurance Group of America, Inc.	66	3,427
RenaissanceRe Holdings Ltd.	152	8,451
Republic Bancorp, Inc.	190	2,533
RLI Corp.	40	2,032
Safeco Corp.	253	14,909
Sandy Spring Bancorp, Inc.	90	3,182
Scottish R Egroup , Ltd. Shs	100	1,087
SEI Investments Co.	180	10,114
Selective Insurance Group	59	3,104
Senior Housing Properties Trust	160	3,414
[1]Signature Bank	70	2,165
Simon Property Group, Inc.	441	39,963
Sky Financial Group, Inc.	220	5,478
SL Green Realty Corp.	100	11,170
SLM Corp.	865	44,963
South Financial Group, Inc.	107	2,785
Sovereign Bancorp, Inc.	704	15,143
Sovran Self Storage, Inc.	70	3,888
Spirit Finance Corp.	220	2,554
St Joe Co.	117	6,420
St Paul Travelers Cos, Inc.	1,378	64,614
Stancorp Financial Group, Inc.	137	6,114
[2] State Street Corp.	659	41,122
Sterling Bancorp	120	2,359
Sterling Bancshares, Inc.	100	2,025
Sterling Financial Corp.	90	2,919
Stewart Information Services Corp.	40	1,391
Strategic Hotels & Resorts, Inc.	134	2,664
Student Loan Corp.	10	1,922
Suffolk Bancorp	90	2,873
Sun Communities, Inc.	120	3,835
Sunstone Hotel Investors, Inc.	90	2,675
SunTrust Banks, Inc.	675	52,164
Susquehanna Bancshares, Inc.	110	2,688
1SVB Financial Group	55	2,455
Synovus Financial Corp.	522	15,331
T Rowe Price Group, Inc.	508	24,308
Tanger Factory Outlet Centrs	90	3,206
Taubman Centers, Inc.	76	3,376
TCF Financial Corp.	297	7,808
TD Ameritrade Holding Corp.	666	12,554
TD Banknorth, Inc.	188	5,429
Texas Regional Bancshares, Inc.	88	3,384
Thornburg Mortgage, Inc.	222	5,654
Tompkins Trustco, Inc.	77	3,500
Torchmark Corp.	217	13,695
[1]Trammell Crow Co.	60	2,191
Transatlantic Holdings, Inc.	54	3,262
Trizec Properties, Inc.	251	7,256
Trustco Bank Corp. NY	240	2,602
Trustmark Corp.	100	3,143
Trustreet Properties, Inc.	230	2,877
U-Store-It Trust	110	2,361
UCBH Holdings, Inc.	130	2,270
UMB Financial Corp.	80	2,926
Umpqua Holdings Corp.	90	2,574
Union Bankshares Corp.	60	2,659
UnionBanCal Corp.	100	6,090
United Bankshares, Inc.	80	2,978
United Community Banks, Inc.	80	2,404
United Dominion Realty Trust, Inc.	300	9,060
Unitrin, Inc.	70	3,092
Universal Health Realty Income Trust	130	4,660
UnumProvident Corp.	530	10,277
Urstadt Biddle Properties, Inc.	180	3,271
US Bancorp	3,530	117,267
Valley National Bancorp	257	6,571
Ventas, Inc.	232	8,941
Vornado Realty Trust	255	27,795
W Holding Co., Inc.	200	1,182
Wachovia Corp.	3,166	176,663
Waddell & Reed Financial, Inc.	120	2,970
Walter Industries, Inc.	87	3,713
Washington Federal, Inc.	130	2,917
Washington Mutual, Inc.	1,914	83,202
Washington Real Estate Investment Trust	100	3,980
Washington Trust Bancorp, Inc.	110	2,916
Webster Financial Corp.	76	3,580
Weingarten Realty Investors	195	8,389
Wells Fargo & Co.	6,277	227,102
West Coast Bancorp	110	3,359
Westamerica BanCorp.	51	2,576
White Mountains Insurance Group Ltd.	17	8,448
Whitney Holding Corp.	90	3,219
Wilmington Trust Corp.	130	5,791
Wintrust Financial Corp.	50	2,508
[1]World Acceptance Corp.	45	1,979
WR Berkley Corp.	351	12,422
XL Capital Ltd.	340	23,358
Zenith National Insurance Corp.	40	1,596

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Financials (continued)
Zions BanCorp.	206	$16,441

Total Financials		6,640,064

Health Care - 12.2%
Abbott Laboratories	2,999	145,631
[1]Abraxis BioScience, Inc.	40	1,111
[1]Adams Respiratory Therapeutics, Inc.	89	3,257
[1]Adolor Corp.	159	2,205
[1]Advanced Medical Optics, Inc.	139	5,497
[1]Advisory Board Co.	40	2,021
Aetna, Inc.	1,127	44,573
[1]Affymetrix, Inc.	93	2,005
[1]Alderwoods Group, Inc.	100	1,983
[1]Alexion Pharmaceuticals, Inc.	80	2,718
[1]Alkermes, Inc.	110	1,743
Allergan, Inc.	306	34,459
Alpharma, Inc.	50	1,170
[1]American Medical Systems Holdings, Inc.	90	1,659
1AMERIGROUP Corp.	80	2,364
AmerisourceBergen Corp.	400	18,080
[1]Amgen, Inc.	2,486	177,824
[1]Amylin Pharmaceuticals, Inc.	226	9,960
[1]Andrx Corp.	100	2,443
Applera Corp. - Applied Biosystems Group	400	13,244
[1]Applera Corp. - Celera Genomics Group	160	2,227
[1]Apria Healthcare Group, Inc.	70	1,382
[1]Arthrocare Corp.	40	1,874
[1]Atherogenics, Inc.	70	922
[1]Barr Pharmaceuticals, Inc.	218	11,323
Bausch & Lomb, Inc.	99	4,963
Baxter International, Inc.	1,290	58,643
Beckman Coulter, Inc.	170	9,785
Becton Dickinson & Co.	478	33,780
[1]Bio-Rad Laboratories, Inc.	30	2,122
[1]Biogen Idec, Inc.	701	31,321
[1]BioMarin Pharmaceuticals, Inc.	140	1,992
Biomet, Inc.	436	14,035
[1]Biosite, Inc.	30	1,387
[1]Boston Scientific Corp.	2,221	32,849
Bristol-Myers Squibb Co.	3,898	97,138
Cardinal Health, Inc.	809	53,184
Caremark Rx, Inc.	922	52,250
[1]Celgene Corp.	685	29,660
[1]Centene Corp.	60	986
[1]Cephalon, Inc.	115	7,101
[1]Charles River Laboratories International, Inc.	138	5,991
Cigna Corp.	231	26,870
[1]Community Health Systems, Inc.	179	6,686
[1]Conor Medsystems, Inc.	76	1,791
Cooper Cos, Inc.	109	5,831
[1]Covance, Inc.	121	8,032
[1]Coventry Health Care, Inc.	325	16,744
CR Bard, Inc.	199	14,925
[1]Cubist Pharmaceuticals, Inc.	70	1,522
1CV Therapeutics, Inc.	70	780
[1]Cytyc Corp.	258	6,316
Dade Behring Holdings, Inc.	179	7,189
1DaVita, Inc.	218	12,616
Dentsply International, Inc.	360	10,840
[1]Digene Corp.	86	3,711
1DJO, Inc.	65	2,699
[1]Edwards Lifesciences Corp.	143	6,662
Eli Lilly & Co.	2,005	114,285
[1]Endo Pharmaceuticals Holdings, Inc.	226	7,356
[1]Exelixis, Inc.	150	1,307
[1]Express Scripts, Inc.	251	18,948
[1]Fisher Scientific International, Inc.	258	20,186
[1]Forest Laboratories, Inc.	637	32,239
[1]Gen-Probe, Inc.	113	5,299
[1]Genentech, Inc.	943	77,986
[1]Genesis HealthCare Corp.	79	3,763
[1]Genzyme Corp.	574	38,728
[1]Gilead Sciences, Inc.	900	61,830
[1]Haemonetics Corp.	40	1,872
HCA, Inc.	775	38,665
Health Management Associates, Inc.	499	10,429
[1]Health Net, Inc.	250	10,880
[1]Healthways, Inc.	40	1,784
[1]Henry Schein, Inc.	164	8,223
Hillenbrand Industries, Inc.	100	5,698
[1]Hologic, Inc.	123	5,353
[1]Hospira, Inc.	315	12,055
[1]Human Genome Sciences, Inc.	170	1,962
[1]Humana, Inc.	332	21,942
1ICOS Corp.	80	2,005
[1]Idexx Laboratories, Inc.	65	5,924
[1]Illumina, Inc.	120	3,965
1ImClone Systems, Inc.	160	4,531
[1]Immucor, Inc.	90	2,017
IMS Health, Inc.	352	9,377
[1]Intuitive Surgical, Inc.	66	6,960
Invacare Corp.	50	1,176
[1]Inverness Medical Innovations, Inc.	107	3,719
[1]Invitrogen Corp.	109	6,912
Johnson & Johnson	5,853	380,094
[1]Kindred Healthcare, Inc.	60	1,784
[1]Kinetic Concepts, Inc.	128	4,027
[1]King Pharmaceuticals, Inc.	460	7,834

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Health Care (continued)
[1]Kos Pharmaceuticals, Inc.	30	$1,483
1KV Pharmaceutical Co.	100	2,370
[1]Kyphon, Inc.	40	1,497
[1]Laboratory Corp. of America Holdings	241	15,802
LCA-Vision, Inc.	30	1,239
[1]Lifecell Corp.	120	3,866
[1]LifePoint Hospitals, Inc.	118	4,168
[1]Lincare Holdings, Inc.	193	6,686
[1]Magellan Health Services, Inc.	60	2,556
Manor Care, Inc.	163	8,522
[1]Martek Biosciences Corp.	60	1,291
[1]Matria Healthcare, Inc.	40	1,112
McKesson Corp.	545	28,732
[1]Medarex, Inc.	150	1,611
[1]Medco Health Solutions, Inc.	595	35,765
[1]Medicines Co.	80	1,805
Medicis Pharmaceutical Corp.	70	2,264
[1]Medimmune, Inc.	475	13,875
Medtronic, Inc.	2,380	110,527
Mentor Corp.	50	2,519
Merck & Co., Inc.	4,295	179,960
1MGI Pharma, Inc.	100	1,721
[1]Millennium Pharmaceuticals, Inc.	660	6,567
[1]Millipore Corp.	112	6,866
Mine Safety Appliances Co.	40	1,426
Mylan Laboratories, Inc.	466	9,381
[1]Myogen, Inc.	50	1,754
[1]Myriad Genetics, Inc.	70	1,725
[1]Nektar Therapeutics	110	1,585
[1]Neurocrine Biosciences, Inc.	40	430
[1]Nuvelo, Inc.	200	3,648
Omnicare, Inc.	265	11,419
[1]Onyx Pharmaceuticals, Inc.	50	865
1OSI Pharmaceuticals, Inc.	127	4,766
Owens & Minor, Inc.	60	1,973
[1]Par Pharmaceutical Cos, Inc.	50	912
[1]Parexel International Corp.	66	2,184
[1]Patterson Cos, Inc.	204	6,856
1PDL BioPharma, Inc.	309	5,933
[1]Pediatrix Medical Group, Inc.	160	7,296
[1]Per-Se Technologies, Inc.	120	2,734
Perrigo Co.	120	2,036
Pfizer, Inc.	14,482	410,710
Pharmaceutical Product Development, Inc.	206	7,352
PolyMedica Corp.	100	4,281
1PSS World Medical, Inc.	100	1,999
[1]Psychiatric Solutions, Inc.	60	2,045
Quest Diagnostics, Inc.	350	21,406
[1]Regeneron Pharmaceuticals, Inc.	90	1,412
[1]Resmed, Inc.	180	7,245
[1]Respironics, Inc.	180	6,950
[1]Rigel Pharmaceuticals, Inc.	33	339
[1]Salix Pharmaceuticals Ltd.	80	1,085
Schering-Plough Corp.	2,933	64,790
[1]Sepracor, Inc.	205	9,930
Service Corp. International	670	6,258
[1]Sierra Health Services, Inc.	92	3,481
1St Jude Medical, Inc.	708	24,985
STERIS Corp.	90	2,165
Stryker Corp.	541	26,828
[1]Sunrise Senior Living, Inc.	50	1,493
[1]Techne Corp.	50	2,543
[1]Telik, Inc.	90	1,601
[1]Tenet Healthcare Corp.	891	7,253
[1]Theravance, Inc.	80	2,163
[1]Thoratec Corp.	70	1,093
[1]Triad Hospitals, Inc.	175	7,705
[1]United Surgical Partners International, Inc.	60	1,490
[1]United Therapeutics Corp.	30	1,576
UnitedHealth Group, Inc.	2,660	130,872
Universal Health Services, Inc.	111	6,652
Valeant Pharmaceuticals International	211	4,174
[1]Varian Medical Systems, Inc.	271	14,469
1VCA Antech, Inc.	200	7,212
[1]Ventana Medical Systems, Inc.	50	2,041
[1]Vertex Pharmaceuticals, Inc.	254	8,547
[1]Viasys Healthcare, Inc.	60	1,634
[1]Viropharma, Inc.	80	974
[1]Watson Pharmaceuticals, Inc.	267	6,987
[1]WellCare Health Plans, Inc.	40	2,265
[1]WellPoint, Inc.	1,264	97,391
West Pharmaceutical Services, Inc.	100	3,927
[1]Wright Medical Group, Inc.	100	2,425
Wyeth	2,631	133,760
[1]Zimmer Holdings, Inc.	555	37,462

Total Health Care		3,603,888

Industrials - 11.5%
3M Co.	1,413	105,155
1AAR Corp.	60	1,430
ABM Industries, Inc.	90	1,688
Actuant Corp.	40	2,004
Acuity Brands, Inc.	70	3,178
Adesa, Inc.	202	4,668
Administaff, Inc.	30	1,011
Advance America Cash Advance Centers, Inc.	194	2,797
[1]Aeroflex, Inc.	250	2,570
1AGCO Corp.	246	6,236
[1]Airtran Holdings, Inc.	100	992
[1]Alaska Air Group, Inc.	40	1,522

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Albany International Corp.	40	$1,273
[1]Aleris International, Inc.	50	2,527
Alexander & Baldwin, Inc.	60	2,662
[1]Alliance Data Systems Corp.	138	7,616
[1]Alliant Techsystems, Inc.	100	8,106
[1]Allied Waste Industries, Inc.	481	5,421
[1]Amerco, Inc.	37	2,744
[1]American Commercial Lines, Inc.	99	5,886
American Power Conversion Corp.	347	7,620
American Standard Cos, Inc.	374	15,697
Ametek, Inc.	180	7,839
1AMR Corp.	442	10,228
AO Smith Corp.	100	3,943
[1]Apollo Group, Inc.	282	13,886
Applied Industrial Technologies, Inc.	90	2,196
Aramark Corp.	240	7,886
Arbitron, Inc.	50	1,851
Arkansas Best Corp.	40	1,721
[1]Armor Holdings, Inc.	76	4,357
Avery Dennison Corp.	193	11,613
Baldor Electric Co.	111	3,422
[1]Bally Technologies, Inc.	205	3,608
Banta Corp.	50	2,380
1BE Aerospace, Inc.	100	2,109
Belden CDT, Inc.	80	3,058
1BISYS Group, Inc.	160	1,738
Boeing Co.	1,498	118,117
Brady Corp.	60	2,110
Briggs & Stratton Corp.	70	1,929
[1]Bright Horizons Family Solutions, Inc.	50	2,087
Brink’s Co.	140	7,428
[1]Bristow Group, Inc.	100	3,440
Bucyrus International, Inc.	45	1,909
Burlington Northern Santa Fe Corp.	733	53,832
[1]Career Education Corp.	189	4,253
Carlisle Cos, Inc.	44	3,700
Caterpillar, Inc.	1,293	85,079
[1]Cenveo, Inc.	211	3,971
[1]Ceradyne, Inc.	30	1,233
[1]Ceridian Corp.	282	6,306
CH Robinson Worldwide, Inc.	322	14,355
[1]Checkfree Corp.	147	6,074
Chemed Corp.	40	1,290
[1]ChoicePoint, Inc.	171	6,122
Cintas Corp.	313	12,780
Clarcor, Inc.	82	2,500
[1]Cogent, Inc.	60	824
[1]Coinstar, Inc.	70	2,042
Con-way, Inc.	117	5,244
[1]Consolidated Graphics, Inc.	55	3,309
[1]Continental Airlines, Inc.	200	5,662
[1]Convergys Corp.	270	5,576
Cooper Industries Ltd.	174	14,828
[1]Corinthian Colleges, Inc.	130	1,405
Corporate Executive Board Co.	65	5,844
1CoStar Group, Inc.	9	372
[1]Covanta Holding Corp.	325	6,997
Crane Co.	70	2,926
1CSG Systems International, Inc.	70	1,850
CSX Corp.	840	27,577
Cummins, Inc.	102	12,161
Curtiss-Wright Corp.	80	2,428
Danaher Corp.	545	37,425
Deere & Co.	463	38,850
Deluxe Corp.	110	1,881
1DeVry, Inc.	80	1,702
[1]Dionex Corp.	40	2,038
[1]Discovery Holding Co.	581	8,401
[1]Dollar Thrifty Automotive Group	40	1,783
Donaldson Co., Inc.	159	5,867
Dover Corp.	415	19,688
DRS Technologies, Inc.	53	2,315
1DST Systems, Inc.	125	7,709
[1]Dun & Bradstreet Corp.	147	11,024
[1]Dycom Industries, Inc.	70	1,505
Eaton Corp.	283	19,485
[1]eFunds Corp.	70	1,693
1EGL, Inc.	40	1,458
1EMCOR Group, Inc.	40	2,194
[1]Emdeon Corp.	617	7,225
Emerson Electric Co.	815	68,346
[1]Energizer Holdings, Inc.	132	9,503
[1]Energy Conversion Devices, Inc.	100	3,704
Equifax, Inc.	235	8,627
1ESCO Technologies, Inc.	40	1,842
[1]Esterline Technologies Corp.	50	1,688
Expeditors International Washington, Inc.	422	18,813
Factset Research Systems, Inc.	40	1,943
Fastenal Co.	281	10,838
FedEx Corp.	564	61,296
[1]Fiserv, Inc.	345	16,246
Florida East Coast Industries	50	2,854
[1]Flowserve Corp.	122	6,172
Fluor Corp.	163	12,533
Forward Air Corp.	50	1,655
[1]Foster Wheeler Ltd.	126	4,862
Franklin Electric Co., Inc.	100	5,314
1FTI Consulting, Inc.	60	1,504
G&K Services, Inc.	56	2,041

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Industrials (continued)
[1]Gardner Denver, Inc.	80	$2,646
GATX Corp.	75	3,103
[1]GenCorp, Inc.	100	1,284
[1]General Cable Corp.	70	2,675
General Dynamics Corp.	681	48,807
General Electric Co.	20,539	725,027
[1]Genesee & Wyoming, Inc.	75	1,742
[1]Genlyte Group, Inc.	40	2,848
Genuine Parts Co.	329	14,190
Global Payments, Inc.	136	5,985
Goodrich Corp.	210	8,509
Graco, Inc.	190	7,421
Granite Construction, Inc.	77	4,108
H&R Block, Inc.	640	13,914
Harsco Corp.	90	6,989
[1]Headwaters, Inc.	50	1,168
Heartland Express, Inc.	120	1,882
Herman Miller, Inc.	148	5,063
[1]Hewitt Associates, Inc.	148	3,590
[1]Hexcel Corp.	100	1,415
Honeywell International, Inc.	1,539	62,945
1HUB Group, Inc.	158	3,599
Hubbell, Inc.	75	3,593
IDEX Corp.	74	3,186
Illinois Tool Works, Inc.	937	42,071
Ingersoll-Rand Co. Ltd.	648	24,611
[1]Intermec, Inc.	100	2,636
[1]Iron Mountain, Inc.	188	8,073
1ITT Educational Services, Inc.	113	7,492
ITT Industries, Inc.	361	18,508
[1]Jacobs Engineering Group, Inc.	100	7,473
[1]Jacuzzi Brands, Inc.	288	2,877
JB Hunt Transport Services, Inc.	275	5,712
[1]JetBlue Airways Corp.	350	3,245
JLG Industries, Inc.	298	5,903
John H Harland Co.	50	1,823
Joy Global, Inc.	227	8,537
[1]Kansas City Southern	100	2,731
Kaydon Corp.	70	2,591
Kennametal, Inc.	55	3,116
[1]Kirby Corp.	80	2,506
Knight Transportation, Inc.	80	1,356
[1]Korn	80	1,675
L-3 Communications Holdings, Inc.	234	18,329
[1]Labor Ready, Inc.	70	1,115
Laidlaw International, Inc.	130	3,553
Landstar System, Inc.	158	6,747
[1]Laureate Education, Inc.	150	7,179
Lennox International, Inc.	100	2,290
Lincoln Electric Holdings, Inc.	60	3,267
Lockheed Martin Corp.	731	62,910
Manitowoc Co., Inc.	146	6,539
Manpower, Inc.	200	12,254
Masco Corp.	758	20,784
[1]Mastercard, Inc.	141	9,919
1McDermott International, Inc.	187	7,817
[1]Mobile Mini, Inc.	81	2,301
Molex, Inc.	180	5,924
MoneyGram International, Inc.	210	6,103
[1]Monster Worldwide, Inc.	246	8,903
[1]Moog, Inc.	70	2,426
MSC Industrial Direct Co.	124	5,052
Mueller Industries, Inc.	60	2,110
NACCO Industries, Inc.	21	2,854
[1]Navigant Consulting, Inc.	70	1,404
[1]Navistar International Corp.	80	2,066
1NCI Building Systems, Inc.	40	2,327
1NCO Group, Inc.	100	2,622
Nordson Corp.	50	1,993
Norfolk Southern Corp.	852	37,531
Northrop Grumman Corp.	719	48,942
[1]Old Dominion Freight Line	60	1,802
[1]Orbital Sciences Corp.	261	4,899
Oshkosh Truck Corp.	135	6,813
Overseas Shipholding Group	85	5,250
Paccar, Inc.	468	26,685
Pacer International, Inc.	70	1,943
Pall Corp.	250	7,703
Parker Hannifin Corp.	244	18,966
[1]Paxar Corp.	100	1,998
Pentair, Inc.	189	4,950
1PHH Corp.	70	1,918
Pitney Bowes, Inc.	426	18,902
Precision Castparts Corp.	249	15,727
[1]Quanta Services, Inc.	320	5,395
Raytheon Co.	854	41,001
Regal-Beloit Corp.	60	2,610
Reliance Steel & Aluminum Co.	124	3,985
Republic Services, Inc.	305	12,264
[1]Resources Connection, Inc.	60	1,607
Reynolds American, Inc.	332	20,574
Robert Half International, Inc.	329	11,176
Rockwell Automation, Inc.	342	19,870
Rockwell Collins, Inc.	324	17,768
RR Donnelley & Sons Co.	448	14,766
Ryder System, Inc.	131	6,770
Sabre Holdings Corp.	302	7,064
ServiceMaster Co.	640	7,174
[1]Shaw Group, Inc.	181	4,279
Simpson Manufacturing Co., Inc.	60	1,622
Skywest, Inc.	142	3,482
[1]Sotheby’s Holdings	80	2,579
Southwest Airlines Co.	1,596	26,589
SPX Corp.	142	7,588

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Steelcase, Inc.	130	$2,040
[1]Stericycle, Inc.	91	6,351
Strayer Education, Inc.	20	2,164
[1]Swift Transportation Co., Inc.	70	1,660
Teleflex, Inc.	50	2,782
[1]Terex Corp.	204	9,225
[1]Tetra Tech, Inc.	100	1,742
Textron, Inc.	244	21,350
[1]Thomas & Betts Corp.	170	8,111
Timken Co.	190	5,658
Total System Services, Inc.	70	1,598
Trinity Industries, Inc.	162	5,212
Tyco International Ltd.	3,978	111,344
Union Pacific Corp.	504	44,352
United Parcel Service, Inc.	1,292	92,946
[1]United Stationers, Inc.	100	4,651
United Technologies Corp.	1,893	119,922
Universal Forest Products, Inc.	40	1,962
1URS Corp.	160	6,222
1US Airways Group, Inc.	120	5,320
1USG Corp.	156	7,338
UTi Worldwide, Inc.	84	2,349
[1]Valassis Communications, Inc.	60	1,059
Valmont Industries, Inc.	68	3,553
Viad Corp.	57	2,018
[1]VistaPrint Ltd.	126	3,268
Washington Group International, Inc.	40	2,354
[1]Waste Connections, Inc.	87	3,298
Waste Management, Inc.	1,066	39,101
Watsco, Inc.	40	1,840
Watson Wyatt Worldwide, Inc.	70	2,864
Watts Water Technologies, Inc.	91	2,890
Weight Watchers International, Inc.	109	4,833
Werner Enterprises, Inc.	80	1,497
[1]West Corp.	40	1,932
Woodward Governor Co.	60	2,012
World Fuel Services Corp.	40	1,618
[1]Wright Express Corp.	110	2,647
WW Grainger, Inc.	174	11,661
1YRC Worldwide, Inc.	136	5,037

Total Industrials		3,401,608

Information Technology - 15.1%
[1]3Com Corp.	550	2,425
Accenture Ltd.	1,161	36,815
[1]Activision, Inc.	535	8,078
Acxiom Corp.	200	4,932
1ADC Telecommunications, Inc.	298	4,470
[1]Adobe Systems, Inc.	1,214	45,464
Adtran, Inc.	80	1,907
[1]Advanced Micro Devices, Inc.	1,052	26,142
[1]Advent Software, Inc.	100	3,621
[1]Affiliated Computer Services, Inc.	232	12,032
[1]Agere Systems, Inc.	362	5,405
[1]Agilent Technologies, Inc.	816	26,675
[1]Akamai Technologies, Inc.	245	12,248
[1]Allscripts Healthcare Solutions, Inc.	100	2,245
[1]Altera Corp.	693	12,737
[1]American Reprographics Co.	104	3,334
[1]Amkor Technology, Inc.	336	1,734
Amphenol Corp.	169	10,466
Analog Devices, Inc.	698	20,514
Analogic Corp.	37	1,899
[1]Andrew Corp.	190	1,754
Anixter International, Inc.	50	2,823
[1]Ansys, Inc.	50	2,209
[1]Apple Computer, Inc.	1,762	135,727
Applied Materials, Inc.	3,167	56,151
[1]Applied Micro Circuits Corp.	550	1,590
[1]Arris Group, Inc.	150	1,719
[1]Arrow Electronics, Inc.	230	6,309
[1]Atmel Corp.	950	5,738
1ATMI, Inc.	70	2,035
[1]Autodesk, Inc.	485	16,868
Automatic Data Processing, Inc.	1,130	53,494
[1]Avaya, Inc.	867	9,918
[1]Avid Technology, Inc.	50	1,821
[1]Avnet, Inc.	260	5,101
[1]Avocent Corp.	70	2,108
AVX Corp.	110	1,946
1BEA Systems, Inc.	880	13,376
[1]BearingPoint, Inc.	240	1,886
[1]Benchmark Electronics, Inc.	90	2,419
Black Box Corp.	30	1,168
Blackbaud, Inc.	94	2,067
1BMC Software, Inc.	440	11,977
[1]Broadcom Corp.	1,194	36,226
[1]Brocade Communications Systems, Inc.	370	2,612
[1]Brooks Automation, Inc.	130	1,697
CA, Inc.	843	19,971
[1]Cabot Microelectronics Corp.	100	2,882
1CACI International, Inc.	65	3,576
[1]Cadence Design Systems, Inc.	538	9,124
[1]Cerner Corp.	127	5,766
[1]Checkpoint Systems, Inc.	60	991
[1]Ciena Corp.	174	4,741
[1]Cisco Systems, Inc.	12,073	277,679
[1]Citrix Systems, Inc.	370	13,398
1CNET Networks, Inc.	180	1,724
Cognex Corp.	70	1,768
[1]Cognizant Technology Solutions Corp.	287	21,255

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
[1]Coherent, Inc.	60	$2,080
[1]CommScope, Inc.	80	2,629
[1]Computer Sciences Corp.	404	19,844
[1]Compuware Corp.	892	6,949
[1]Comtech Telecommunications Corp.	62	2,076
[1]Comverse Technology, Inc.	384	8,233
[1]Conexant Systems, Inc.	660	1,320
[1]Corning, Inc.	3,232	78,893
[1]Cree, Inc.	90	1,810
[1]Cymer, Inc.	50	2,196
[1]Cypress Semiconductor Corp.	347	6,166
Daktronics, Inc.	100	2,069
[1]Dell, Inc.	4,579	104,584
Diebold, Inc.	155	6,747
[1]Digital Insight Corp.	50	1,466
[1]Digital River, Inc.	89	4,550
[1]Digitas, Inc.	140	1,347
[1]Diodes, Inc.	96	4,144
1DSP Group, Inc.	100	2,285
[1]Earthlink, Inc.	190	1,381
[1]eBay, Inc.	2,305	65,370
[1]Eclipsys Corp.	80	1,433
[1] Electronic Arts, Inc.	607	33,798
Electronic Data Systems Corp.	1,013	24,839
[1]Electronics for Imaging	70	1,602
1EMC Corp.	4,632	55,491
[1]Emulex Corp.	100	1,817
[1]Entegris, Inc.	190	2,073
[1]Equinix, Inc.	40	2,404
1F5 Networks, Inc.	108	5,802
Fair Isaac Corp.	178	6,509
[1]Fairchild Semiconductor International, Inc.	270	5,049
[1]Filenet Corp.	60	2,090
[1]Finisar Corp.	792	2,875
First Data Corp.	1,490	62,580
[1]Flextronics International Ltd.	1,228	15,522
[1]Flir Systems, Inc.	90	2,444
[1]Formfactor, Inc.	60	2,528
[1]Foundry Networks, Inc.	319	4,195
[1]Freescale Semiconductor, Inc. Class A	278	10,578
[1]Freescale Semiconductor, Inc. Class B	506	19,233
[1]Gartner, Inc.	110	1,935
[1]Global Imaging Systems, Inc.	100	2,207
[1]Google, Inc.	424	170,406
Harris Corp.	295	13,125
Hewlett-Packard Co.	5,485	201,245
[1]Hyperion Solutions Corp.	133	4,586
1IAC	397	11,418
1IHS, Inc.	161	5,165
IKON Office Solutions, Inc.	210	2,822
Imation Corp.	100	4,015
[1]Informatica Corp.	120	1,631
[1]Infospace, Inc.	50	922
[1]Ingram Micro, Inc.	360	6,898
[1]Integrated Device Technology, Inc.	504	8,094
Intel Corp.	11,487	236,288
[1]Interdigital Communications Corp.	114	3,887
[1]Intergraph Corp.	40	1,715
[1]Intermagnetics General Corp.	131	3,544
International Business Machines Corp.	3,077	252,129
[1]International Rectifier Corp.	180	6,271
[1]Internet Security Systems	70	1,943
Intersil Corp.	270	6,628
[1]Intuit, Inc.	672	21,564
[1]Itron, Inc.	40	2,232
[1]j2 Global Communications, Inc.	60	1,630
Jabil Circuit, Inc.	408	11,657
Jack Henry & Associates, Inc.	146	3,178
1JDS Uniphase Corp.	3,180	6,964
[1]Juniper Networks, Inc.	1,250	21,600
[1]Kemet Corp.	279	2,252
1KFX, Inc.	90	946
Kla-Tencor Corp.	577	25,659
[1]Komag, Inc.	40	1,278
[1]Kronos, Inc.	40	1,364
[1]Lam Research Corp.	250	11,332
[1]Lattice Semiconductor Corp.	300	2,046
[1]Lawson Software, Inc.	400	2,900
[1]Lexmark International, Inc.	206	11,878
Linear Technology Corp.	804	25,020
[1]Littelfuse, Inc.	83	2,880
1LSI Logic Corp.	739	6,075
[1]Lucent Technologies, Inc.	9,035	21,142
[1]Marvell Technology Group Ltd.	1,188	23,012
Maxim Integrated Products, Inc.	887	24,898
1McAfee, Inc.	280	6,849
1MEMC Electronic Materials, Inc.	368	13,480
[1]Mentor Graphics Corp.	300	4,224
[1]Merge Technologies, Inc.	60	413
[1]Mettler Toledo International, Inc.	107	7,078
[1]Micrel, Inc.	208	1,995
Microchip Technology, Inc.	401	13,000
[1]Micron Technology, Inc.	1,391	24,203
[1]Micros Systems, Inc.	50	2,446
[1]Microsemi Corp.	80	1,508
Microsoft Corp.	17,458	477,127

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
[1]MicroStrategy, Inc.	20	$2,037
1MKS Instruments, Inc.	133	2,701
Molex, Inc.	91	3,546
Motorola, Inc.	4,858	121,450
1MPS Group, Inc.	140	2,115
1MRO Software, Inc.	315	8,086
National Instruments Corp.	70	1,914
National Semiconductor Corp.	699	16,447
1NAVTEQ Corp.	159	4,151
1NCR Corp.	385	15,200
[1]Netgear, Inc.	100	2,059
[1]Network Appliance, Inc.	771	28,535
[1]Novell, Inc.	820	5,018
[1]Novellus Systems, Inc.	494	13,664
[1]Nuance Communications, Inc.	190	1,552
[1]Nvidia Corp.	840	24,856
[1]Omnivision Technologies, Inc.	80	1,142
1ON Semiconductor Corp.	260	1,529
[1]Openwave Systems, Inc.	110	1,030
[1]Opsware, Inc.	233	2,099
[1]Oracle Corp.	8,427	149,495
[1]Palm, Inc.	120	1,747
[1]Parametric Technology Corp.	252	4,400
Paychex, Inc.	639	23,547
PerkinElmer, Inc.	337	6,379
[1]Perot Systems Corp.	120	1,655
Plantronics, Inc.	60	1,052
[1]Plexus Corp.	70	1,344
1PMC - Sierra, Inc.	240	1,426
[1]Polycom, Inc.	130	3,189
[1]Powerwave Technologies, Inc.	130	988
[1]Progress Software Corp.	70	1,820
1QLogic Corp.	419	7,919
Qualcomm, Inc.	3,494	127,007
[1]Quest Software, Inc.	100	1,428
[1]Rackable Systems, Inc.	110	3,011
[1]Rambus, Inc.	196	3,418
[1]RealNetworks, Inc.	180	1,910
[1]Red Hat, Inc.	307	6,472
[1]Redback Networks, Inc.	100	1,388
Reynolds & Reynolds Co.	98	3,872
1RF Micro Devices, Inc.	270	2,047
[1]Rofin-Sinar Technologies, Inc.	60	3,646
[1]Rogers Corp.	56	3,458
Roper Industries, Inc.	166	7,427
[1]SafeNet, Inc.	50	910
[1]Salesforce.com, Inc.	214	7,678
[1]SanDisk Corp.	528	28,269
[1]Sanmina-SCI Corp.	1,020	3,815
[1]Scansource, Inc.	100	3,033
[1]Seagate Technology	992	22,905
[1]Semtech Corp.	110	1,404
[1]Silicon Image, Inc.	200	2,544
[1]Silicon Laboratories, Inc.	50	1,551
[1]Sirf Technology Holdings, Inc.	50	1,200
[1]Skyworks Solutions, Inc.	280	1,453
[1]Solectron Corp.	1,997	6,510
[1]Sonus Networks, Inc.	400	2,104
[1]Spansion, Inc.	100	1,667
1SRA International, Inc.	50	1,503
[1]Sun Microsystems, Inc.	6,857	34,079
[1]Sybase, Inc.	202	4,896
[1]Sycamore Networks, Inc.	360	1,361
[1]Symantec Corp.	2,117	45,050
Symbol Technologies, Inc.	570	8,470
[1]Synopsys, Inc.	329	6,488
[1]Take-Two Interactive Software, Inc.	90	1,283
Talx Corp.	45	1,103
[1]Tech Data Corp.	80	2,922
Technitrol, Inc.	100	2,985
[1]Tekelec	100	1,296
Tektronix, Inc.	185	5,352
[1]Teledyne Technologies, Inc.	50	1,980
[1]Tellabs, Inc.	893	9,787
[1]Teradyne, Inc.	410	5,396
[1]Tessera Technologies, Inc.	60	2,087
Texas Instruments, Inc.	3,107	103,308
[1]Thermo Electron Corp.	351	13,805
1THQ, Inc.	80	2,334
1TIBCO Software, Inc.	250	2,245
[1]Transaction Systems Architects, Inc.	60	2,059
[1]Trident Microsystems, Inc.	80	1,861
[1]Trimble Navigation Ltd.	142	6,685
[1]Unisys Corp.	774	4,381
United Online, Inc.	110	1,340
[1]Utstarcom, Inc.	180	1,597
[1]Valueclick, Inc.	110	2,039
[1]Varian Semiconductor Equipment Associates, Inc.	75	2,752
[1]Varian, Inc.	50	2,294
[1]VeriFone Holdings, Inc.	60	1,713
[1]VeriSign, Inc.	510	10,302
[1]Vishay Intertechnology, Inc.	310	4,352
[1]Waters Corp.	201	9,101
[1]WebEx Communications, Inc.	89	3,473
[1]Websense, Inc.	60	1,297
[1]Western Digital Corp.	403	7,294
[1]Wind River Systems, Inc.	110	1,178
[1]Xerox Corp.	1,738	27,043
Xilinx, Inc.	888	19,492
[1]Yahoo!, Inc.	2,754	69,621
[1]Zebra Technologies Corp.	185	6,612

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
[1]Zoran Corp.	152	$2,444

Total Information Technology		4,467,341

Materials - 3.3%
Air Products & Chemicals, Inc.	430	28,539
Airgas, Inc.	190	6,872
1AK Steel Holding Corp.	190	2,307
Albemarle Corp.	100	5,433
Alcoa, Inc.	1,728	48,453
Allegheny Technologies, Inc.	163	10,137
[1]Alpha Natural Resources, Inc.	158	2,490
[1]Apex Silver Mines Ltd.	119	1,983
Aptargroup, Inc.	54	2,748
Arch Chemicals, Inc.	100	2,845
Arch Coal, Inc.	234	6,765
Ashland, Inc.	106	6,761
Ball Corp.	187	7,564
Bemis Co.	230	7,558
Bowater, Inc.	80	1,646
Cabot Corp.	135	5,022
Carpenter Technology Corp.	35	3,763
Celanese Corp.	148	2,649
[1]Century Aluminum Co.	75	2,524
CF Industries Holdings, Inc.	121	2,088
[1]Chaparral Steel Co.	118	4,019
Chemtura Corp.	654	5,670
Cleveland-Cliffs, Inc.	110	4,192
[1]Coeur d’Alene Mines Corp.	420	1,978
Commercial Metals Co.	220	4,473
Compass Minerals International, Inc.	80	2,265
Consol Energy, Inc.	375	11,899
[1]Crown Holdings, Inc.	387	7,198
Cytec Industries, Inc.	90	5,003
Dow Chemical Co.	1,912	74,530
Eagle Materials, Inc.	134	4,513
Eastman Chemical Co.	154	8,319
Ecolab, Inc.	365	15,629
EI Du Pont de Nemours & Co.	1,821	78,012
Ferro Corp.	100	1,778
Florida Rock Industries, Inc.	101	3,910
FMC Corp.	82	5,254
Foundation Coal Holdings, Inc.	50	1,618
Freeport-McMoRan Copper & Gold, Inc.	377	20,079
Georgia Gulf Corp.	50	1,371
Greif, Inc.	48	3,845
HB Fuller Co.	140	3,282
[1]Hercules, Inc.	160	2,523
[1]Huntsman Corp.	138	2,512
International Flavors & Fragrances, Inc.	195	7,710
International Paper Co.	867	30,024
[1]Jarden Corp.	60	1,978
Longview Fibre Co.	135	2,743
Louisiana-Pacific Corp.	230	4,317
Lubrizol Corp.	175	8,003
Lyondell Chemical Co.	440	11,163
MacDermid, Inc.	99	3,229
Martin Marietta Materials, Inc.	97	8,208
Massey Energy Co.	161	3,371
MeadWestvaco Corp.	326	8,642
Minerals Technologies, Inc.	40	2,136
Monsanto Co.	1,058	49,737
[1]Mosaic Co.	260	4,394
NewMarket Corp.	60	3,490
Newmont Mining Corp.	866	37,021
Nucor Corp.	593	29,348
Olin Corp.	110	1,690
1OM Group, Inc.	106	4,658
[1]Oregon Steel Mills, Inc.	50	2,443
[1]Owens-Illinois, Inc.	357	5,505
Packaging Corp. of America	126	2,923
[1]Pactiv Corp.	326	9,265
Peabody Energy Corp.	509	18,721
Phelps Dodge Corp.	403	34,134
[1]PolyOne Corp.	300	2,499
Potlatch Corp.	81	3,005
PPG Industries, Inc.	326	21,868
Praxair, Inc.	629	37,212
Quanex Corp.	45	1,366
Rayonier, Inc.	200	7,560
Rohm & Haas Co.	292	13,826
RPM International, Inc.	174	3,304
1RTI International Metals, Inc.	40	1,743
Schnitzer Steel Industries, Inc.	100	3,154
Scotts Miracle-Gro Co.	68	3,025
Sealed Air Corp.	150	8,118
Sigma-Aldrich Corp.	147	11,123
Silgan Holdings, Inc.	40	1,502
[1]Smurfit-Stone Container Corp.	638	7,146
Sonoco Products Co.	230	7,737
Spartech Corp.	86	2,302
Steel Dynamics, Inc.	109	5,499
[1]Symyx Technologies	60	1,271
Temple-Inland, Inc.	220	8,822
Texas Industries, Inc.	30	1,562
[1]Titanium Metals Corp.	207	5,233
UAP Holding Corp.	159	3,398
United States Steel Corp.	214	12,344
USEC, Inc.	130	1,253
Valspar Corp.	258	6,863
Vulcan Materials Co.	205	16,041
Weyerhaeuser Co.	492	30,273
Worthington Industries	100	1,706

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Materials (continued)
1WR Grace & Co.	205	$2,718

Total Materials		960,345

Telecommunications Services - 3.2%
Alltel Corp.	716	39,738
[1]American Tower Corp.	862	31,463
AT&T, Inc.	7,666	249,605
BellSouth Corp.	3,562	152,275
[1]Broadwing Corp.	200	2,524
CenturyTel, Inc.	240	9,521
[1]Cincinnati Bell, Inc.	440	2,121
Citizens Communications Co.	622	8,733
Commonwealth Telephone Enterprises, Inc.	100	4,123
[1]Crown Castle International Corp.	426	15,012
[1]Dobson Communications Corp.	190	1,334
[1]Embarq Corp.	297	14,366
1IDT Corp.	230	3,252
[1]Leap Wireless International, Inc.	103	4,994
[1]Level 3 Communications, Inc.	2,086	11,160
[1]Liberty Global, Inc.	544	14,003
[1]NeuStar, Inc.	146	4,051
1NII Holdings, Inc.	251	15,602
[1]Qwest Communications International, Inc.	3,231	28,174
1RCN Corp.	70	1,981
1SBA Communications Corp.	190	4,623
Sprint Nextel Corp.	5,624	96,452
Telephone & Data Systems, Inc.	78	3,284
Telephone & Data Systems, Inc.	100	4,085
[1]Time Warner Telecom, Inc.	213	4,049
1US Cellular Corp.	30	1,791
Verizon Communications, Inc.	5,754	213,646
[1]Windstream Corp.	1,025	13,520

Total Telecommunication Services		955,482

Utilities- 3.7%
1AES Corp.	1,257	25,630
AGL Resources, Inc.	191	6,971
[1]Allegheny Energy, Inc.	355	14,260
Allete, Inc.	50	2,173
Alliant Energy Corp.	227	8,111
Ameren Corp.	400	21,116
American Electric Power Co., Inc.	811	29,496
American States Water Co.	100	3,825
Aqua America, Inc.	294	6,450
[1]Aquila, Inc.	570	2,468
Atmos Energy Corp.	119	3,397
Avista Corp.	130	3,078
Black Hills Corp.	50	1,681
Centerpoint Energy, Inc.	571	8,177
CH Energy Group, Inc.	70	3,603
Cleco Corp.	100	2,524
1CMS Energy Corp.	510	7,364
Consolidated Edison, Inc.	488	22,546
Constellation Energy Group, Inc.	359	21,253
Dominion Resources, Inc.	693	53,008
DPL, Inc.	280	7,594
DTE Energy Co.	407	16,895
Duke Energy Corp.	2,401	72,510
Duquesne Light Holdings, Inc.	140	2,752
[1]Dynegy, Inc.	1,171	6,487
Edison International	602	25,067
1El Paso Electric Co.	90	2,011
Empire District Electric Co.	150	3,357
[1]Enbridge Energy Management LLC	83	3,839
Energen Corp.	180	7,537
Energy East Corp.	302	7,163
Entergy Corp.	416	32,544
Exelon Corp.	1,310	79,307
FirstEnergy Corp.	703	39,270
FPL Group, Inc.	760	34,200
Great Plains Energy, Inc.	176	5,460
Hawaiian Electric Industries, Inc.	119	3,220
Idacorp, Inc.	90	3,403
KeySpan Corp.	359	14,769
[1]Kinder Morgan Management LLC	73	3,082
Laclede Group, Inc.	120	3,850
MDU Resources Group, Inc.	312	6,970
MGE Energy, Inc.	100	3,238
[1]Mirant Corp.	520	14,201
[1]Nalco Holding Co.	210	3,889
National Fuel Gas Co.	213	7,743
New Jersey Resources Corp.	60	2,958
Nicor, Inc.	69	2,950
NiSource, Inc.	582	12,653
Northeast Utilities	290	6,748
Northwest Natural Gas Co.	90	3,535
NorthWestern Corp.	70	2,449
1NRG Energy, Inc.	227	10,283
NSTAR	220	7,339
OGE Energy Corp.	230	8,305
Oneok, Inc.	200	7,558
Otter Tail Corp.	90	2,632
Peoples Energy Corp.	70	2,845
Pepco Holdings, Inc.	367	8,870
[1]Petrohawk Energy Corp.	424	4,401
PG&E Corp.	702	29,238
Piedmont Natural Gas Co.	119	3,012
Pinnacle West Capital Corp.	190	8,559

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Utilities (continued)
PNM Resources, Inc.	100	$2,757
PPL Corp.	725	23,852
Progress Energy, Inc.	487	22,100
Public Service Enterprise Group, Inc.	491	30,044
Puget Energy, Inc.	255	5,796
Questar Corp.	176	14,392
[1]Reliant Energy, Inc.	674	8,297
SCANA Corp.	210	8,457
Sempra Energy	472	23,718
[1]Sierra Pacific Resources	403	5,779
South Jersey Industries, Inc.	90	2,692
Southern Co.	1,437	49,519
Southern Union Co.	136	3,592
Southwest Gas Corp.	100	3,332
[1]Southwestern Energy Co.	321	9,588
TECO Energy, Inc.	463	7,246
TXU Corp.	842	52,642
UGI Corp.	151	3,692
UIL Holdings Corp.	100	3,750
Unisource Energy Corp.	60	2,000
Vectren Corp.	114	3,061
Westar Energy, Inc.	137	3,221
WGL Holdings, Inc.	100	3,134
Wisconsin Energy Corp.	243	10,483
WPS Resources Corp.	59	2,928
Xcel Energy, Inc.	764	15,777

Total Utilities		1,103,673

Total Common Stocks- (Identified Cost $28,206,615)		29,286,910

Mutual Fund - 0.9%
AIM Prime Fund (At Net Asset Value)	274,353	274,353

	Par Amount	Value
U.S. Treasury - 0.7%
[3]United States Treasury Bill, 4.800%, 12/07/2006 (At Amortized Cost)	200,000	198,213

Total Investments-100.7% (Identified Cost $28,679,181)[4]		29,759,476

Other Assets & Liabilities-Net-(0.7)%		(210,069)

Total Net Assets- 100.0%		$29,549,407

[1]	Non-income producing security.

[2]	Investment in non-controlled affiliate. The Portfolio owns shares of State Street Corporation with a cost basis of $39,065 at September 30, 2006.

[3]	Pledged as collateral to ensure the Fund is able to satisfy the obligation of its outstanding long futures contracts.

[4]	At September 30, 2006, the cost of investments for federal tax purposes was $28,679,181. The net unrealized appreciation of investments for federal tax purposes was $1,080,295. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,023,261 and net unrealized depreciation from investments for those securities having an excess of cost over value of $942,966.

AARP Portfolios

U.S. Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Investment Valuation

Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. An independent pricing service generally provides these prices. Stock holdings are valued at the latest quoted sales price or official closing price taken from the primary market in which the stock trades. If a security does not trade during the day, it is valued at the average of the latest quotes for buying and selling the security, the bid and ask prices. Bond holdings are generally valued as reported by an independent pricing service at what is called an “evaluated average price,” which considers such factors as comparable bond prices, yields, maturities and ratings. Short-term investments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Other open-end regulated investment companies are valued at their net asset value. Foreign securities quoted in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the close of trading and as provided by an independent source.

Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets (e.g. foreign securities), are valued by methods deemed by the board of trustees of AARP Portfolios to represent fair value.

At September 30, 2006, the Fund had the following outstanding long futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S & P Mini 500 Index Futures	4	269,080	December 2006	$4,045
Russell 2000 E Mini Index Futures	2	146,420	December 2006	$3,553

Futures contracts are valued at the last sale at the market close or at the mean between the bid and ask price if last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as a realized gain (loss) for tax purposes.

For information on the Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent annual financial statements.

AARP Portfolios

International Stock Market Portfolio

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks - 96.4%
Aerospace & Defense - 0.7%
BAE Systems PLC	6,147	$45,471
Cobham PLC	2,040	6,930
European Aeronautic Defence and Space Co. NV	622	17,897
Finmeccanica SpA	520	11,617
Gamesa Corp. Tecnologica SA	360	7,892
Meggitt PLC	731	4,268
[1]Rolls-Royce Group PLC	3,254	27,588
Safran SA	250	5,056
Singapore Technologies Engineering Ltd.	3,000	5,391
Thales SA	189	8,390
Zodiac SA	70	4,154

Total		144,654

Air Freight & Couriers - 0.4%
[1]Deutsche Post AG	1,298	34,087
TNT NV	600	22,767
Toll Holdings Ltd.	927	10,645
Yamato Holdings Co. Ltd.	1,000	14,483

Total		81,982

Airlines - 0.2%
Air France-KLM	200	6,034
All Nippon Airways Co. Ltd.	1,000	4,051
[1]British Airways PLC	840	6,713
Cathay Pacific Airways Ltd.	2,000	4,107
Deutsche Lufthansa AG	410	8,692
Qantas Airways Ltd.	1,889	5,511
[1]Singapore Airlines Ltd.	1,000	9,206

Total		44,314

Auto Components - 0.7%
Aisin Seiki Co. Ltd.	300	8,771
Bridgestone Corp.	1,000	20,212
Compagnie Generale des Etablissements Michelin	220	16,132
Continental AG	190	22,041
Denso Corp.	800	28,136
GKN PLC	1,240	6,666
NOK Corp.	200	4,941
Nokian Renkaat OYJ	570	10,261
Stanley Electric Co. Ltd.	300	6,204
Toyota Industries Corp.	300	12,737
Trelleborg AB	400	7,548
Valeo SA	130	4,639

Total		148,288

Automobiles - 2.8%
DaimlerChrysler AG	1,470	73,496
[1]Fiat SpA	770	12,279
Honda Motor Co. Ltd.	2,600	87,475
Nissan Motor Co. Ltd.	3,800	42,605
Peugeot SA	250	14,104
Renault SA	361	41,425
Toyota Motor Corp.	4,800	261,152
Volkswagen AG	370	31,534
Yamaha Motor Co. Ltd.	300	7,958

Total		572,028

Banks - 17.4%
ABN AMRO Holding NV	2,925	85,348
Allied Irish Banks PLC	1,624	43,266
Alpha Bank AE	714	19,058
Australia & New Zealand Banking Group Ltd.	3,073	61,588
Banca Intesa SpA	5,800	38,189
Banca Intesa SpA (Cert.-participating cumulative	2,167	13,278
Banca Monte dei Paschi di Siena SpA	1,680	10,188
Banca Popolare di Milano SCRL	680	8,998
Banca Popolare di Verona e Novara Scrl	610	16,863
Banche Popolari Unite Scpa	580	15,614
Banco Bilbao Vizcaya Argentaria SA	5,701	131,995
Banco Comercial Portugues SA	3,260	10,133
Banco Espirito Santo SA	338	5,167
Banco Popular Espanol SA	1,350	22,145
Banco Santander Central Hispano SA	9,936	157,188
Bank of East Asia Ltd.	3,442	15,638
Bank of Fukuoka Ltd.	1,000	7,347
Bank of Ireland	1,645	32,180
Bank of Yokohama Ltd.	2,000	15,763
Barclays PLC	10,913	137,659
BNP Paribas	1,410	151,779
BOC Hong Kong Holdings Ltd.	5,500	12,367
Capitalia SpA	2,979	24,679
Chiba Bank Ltd.	1,000	8,924
Commerzbank AG	1,072	36,108
Commonwealth Bank of Australia	2,302	78,582
Credit Agricole SA	1,037	45,572
Credit Suisse Group	1,993	115,309
Danske Bank A	710	27,933
DBS Group Holdings Ltd.	2,000	24,212
Depfa Bank PLC	530	9,790
Deutsche Bank AG	834	100,685
Deutsche Postbank AG	148	11,237
Dexia	1,112	28,821
DNB NOR ASA	1,000	12,276
EFG Eurobank Ergasias SA	420	12,873
Erste Bank der Oesterreichischen Sparkassen AG	304	18,936
Gunma Bank Ltd.	1,000	7,398

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Banks (continued)
Hang Seng Bank Ltd.	1,300	$16,426
HBOS PLC	6,428	127,161
HSBC Holdings PLC	19,330	352,546
Investec PLC	865	8,491
Joyo Bank Ltd.	1,000	5,941
[1]Jyske Bank	93	5,364
KBC Groep NV	324	34,137
Lloyds TSB Group PLC	9,681	97,749
Macquarie Bank Ltd.	409	21,103
Mediobanca SpA	730	15,929
Mitsubishi UFJ Financial Group, Inc.	15	193,220
Mizuho Financial Group, Inc.	16	124,203
National Australia Bank Ltd.	2,679	73,361
National Bank of Greece SA	729	31,389
Nishi-Nippon City Bank Ltd.	1,000	4,907
Nordea Bank AB	3,560	46,732
Oversea-Chinese Banking Corp.	4,000	16,520
Piraeus Bank SA	500	12,966
Raiffeisen International Bank Holding AG	73	7,779
Resona Holdings, Inc.	7	21,000
Royal Bank of Scotland Group PLC	5,312	182,828
Sanpaolo IMI SpA	1,961	41,422
Sapporo Hokuyo Holdings, Inc.	2	21,864
Shinsei Bank Ltd.	3,000	18,305
Shizuoka Bank Ltd.	1,000	10,881
Skandinaviska Enskilda Banken AB	710	19,126
Societe Generale	584	92,982
Sumitomo Mitsui Financial Group, Inc.	10	105,085
Suncorp-Metway Ltd.	952	15,585
Svenska Handelsbanken	750	20,306
Sydbank A	140	5,157
UniCredito Italiano SpA	13,236	109,903
United Overseas Bank Ltd.	2,000	20,555
[1]Westpac Banking Corp.	2,942	49,852
Wing Hang Bank Ltd.	500	4,877

Total		3,510,738

Beverages - 1.3%
Asahi Breweries Ltd.	600	8,756
C&C Group PLC	699	9,498
Carlsberg A	80	6,730
Coca-Cola Amatil Ltd.	1,385	6,914
Diageo PLC	4,755	83,964
Foster’s Group Ltd.	3,625	17,419
Fraser and Neave Ltd.	1,000	2,610
Heineken NV	370	16,931
InBev NV	260	14,322
Kirin Brewery Co. Ltd.	1,000	13,364
Orkla ASA	320	15,266
Pernod-Ricard SA	110	22,901
SABMiller PLC	1,520	28,391
Sapporo Holdings Ltd.	1,000	4,754
Scottish & Newcastle PLC	1,220	13,015
Takara Holdings, Inc.	1,000	5,881

Total		270,716

Biotechnology - 0.0%
Serono SA	10	8,637

Building Products - 0.6%
Asahi Glass Co. Ltd.	2,000	24,695
Assa Abloy AB	480	8,943
Cie de Saint-Gobain	518	37,589
Geberit AG	10	12,187
JS Group Corp.	400	8,373
Kingspan Group PLC	232	4,768
Nippon Sheet Glass Co. Ltd.	2,000	9,407
TOTO Ltd.	1,000	9,441
Wienerberger AG	130	6,142

Total		121,545

Chemicals - 2.6%
Air Liquide	230	46,949
Akzo Nobel NV	498	30,692
Asahi Kasei Corp.	2,000	12,814
BASF AG	843	67,537
Bayer AG	1,228	62,628
Ciba Specialty Chemicals AG	140	8,453
[1]Clariant AG	370	5,001
Dainippon Ink and Chemicals, Inc.	2,000	7,288
Denki Kagaku Kogyo K K	1,000	3,881
Givaudan	13	10,406
Imperial Chemical Industries PLC	1,720	12,788
JSR Corp.	300	6,610
Kaneka Corp.	2,000	18,949
Koninklijke DSM NV	220	9,654
Kuraray Co. Ltd.	1,000	11,136
Lonza Group AG	80	5,540
Mitsubishi Chemical Holdings Corp.	1,500	9,407
Mitsubishi Gas Chemical Co., Inc.	1,000	10,873
Mitsubishi Rayon Co. Ltd.	1,000	6,610
Mitsui Chemicals, Inc.	1,000	7,203
Novozymes A	110	8,393
Orica Ltd.	516	8,651
Shin-Etsu Chemical Co. Ltd.	600	38,339
Showa Denko KK	1,000	4,314
Solvay SA	100	12,940
Sumitomo Bakelite Co. Ltd.	1,000	7,559

2

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Chemicals (continued)
Sumitomo Chemical Co. Ltd.	2,000	$14,949
[1]Syngenta AG	160	24,131
Teijin Ltd.	1,000	5,390
Toray Industries, Inc.	3,000	22,602
Tosoh Corp.	1,000	4,059
Ube Industries Ltd.	1,000	2,839
Yara International ASA	350	5,324

Total		513,909

Commercial Services & Supplies - 1.1%
Adecco SA	200	12,067
Benesse Corp.	100	3,703
Brambles Industries Ltd.	1,460	13,890
Brambles Industries PLC	1,080	9,682
Buhrmann NV	293	4,420
Capita Group PLC	1,040	10,657
Dai Nippon Printing Co. Ltd.	1,000	15,449
Group 4 Securicor PLC	1,830	5,788
Hays PLC	2,550	6,896
[1]Invensys PLC	1,960	7,621
Michael Page International PLC	586	4,157
PagesJaunes Groupe SA	300	8,525
[1]Petrojarl Asa Nok2	140	1,508
Randstad Holdings NV	100	5,698
Rentokil Initial PLC	2,870	7,869
Sandvik AB	1,500	17,229
Secom Co. Ltd.	500	24,788
Securitas AB	480	6,038
Securitas Direct Ser B NPV	480	1,050
Securitas Systems Ser B NPV	480	1,510
Serco Group PLC	800	5,622
SGS SA	10	10,068
Societe BIC SA	70	4,355
Toppan Printing Co. Ltd.	1,000	11,102
Vedior NV	290	5,434
WPP Group PLC	1,720	21,310

Total		226,436

Communications Equipment - 1.3%
Alcatel SA	2,359	28,820
GN Store Nord	390	5,971
Nokia OYJ	6,870	136,487
Telefonaktiebolaget LM Ericsson	24,950	86,656

Total		257,934

Computers & Peripherals - 0.5%
[1]Elpida Memory, Inc.	300	13,627
Fujitsu Ltd.	3,000	24,763
[1]Logitech International SA	240	5,211
NEC Corp.	3,000	16,500
Toshiba Corp.	5,000	32,458
Wincor Nixdorf AG	40	5,818

Total		98,377

Construction & Engineering – 1.0%
Acciona SA	50	7,612
ACS Actividades Cons y Serv	380	18,030
Aker Kvaerner ASA	57	5,079
[1]Alstom RGPT	160	14,483
Amec PLC	730	4,891
Balfour Beatty PLC	719	5,541
FLSmidth & Co. A	100	4,636
Fomento de Construcciones y Contratas SA	100	7,993
Grupo Ferrovial SA	100	8,043
Hochtief AG	100	6,263
[1]Husqvarna AB	450	5,307
Kajima Corp.	1,000	4,576
Kinden Corp.	1,000	8,263
Kurita Water Industries Ltd.	200	3,881
Leighton Holdings Ltd.	320	4,618
Nishimatsu Construction Co. Ltd.	1,000	3,737
Obayashi Corp.	1,000	7,051
SembCorp Industries Ltd.	3,000	6,356
Shimizu Corp.	1,000	5,720
Skanska AB	580	9,834
Taisei Corp.	1,000	3,593
Toda Corp.	1,000	4,687
YIT OYJ	240	5,563
Vinci SA	367	40,879

Total		196,636

Construction Materials - 0.8%
Boral Ltd.	1,412	7,617
CRH PLC	913	30,845
CSR Ltd.	1,990	4,425
Fletcher Building Ltd.	972	5,445
Hanson PLC	1,030	14,911
Holcim Ltd.	340	27,787
Imerys SA	70	5,861
James Hardie Industries NV	800	4,453
Lafarge SA	250	32,287
Rinker Group Ltd.	1,310	13,587
Sumitomo Osaka Cement Co. Ltd.	2,000	5,932
Taiheiyo Cement Corp.	1,000	3,704
Titan Cement Co. SA	140	6,639

Total		163,493

Containers & Packaging - 0.1%
Amcor Ltd.	1,456	8,072
Rexam PLC	870	9,305

3

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Containers and Packaging (continued)
Toyo Seikan Kaisha Ltd.	300	$5,746

Total		23,123

Distributors – 0.0%
Li & Fung Ltd.	2,200	5,433
Diversified Financials - 4.3%
3i Group PLC	693	12,133
Acom Co. Ltd.	100	4,271
Aiful Corp.	100	3,873
Amvescap PLC	1,070	11,615
Australian Stock Exchange Ltd.	250	6,062
Babcock & Brown International Pty Ltd.	352	5,290
Banco BPI SA	511	3,800
Cattles PLC	790	5,615
Close Brothers Group PLC	280	5,348
Collins Stewart Tullett PLC	574	9,346
Credit Saison Co. Ltd.	200	8,441
Daiwa Securities Group, Inc.	2,000	23,356
Deutsche Boerse AG	179	26,933
E*Trade Securities Co. Ltd.	3	3,407
Euronext NV	130	12,642
Fortis	1,940	78,782
Groupe Bruxelles Lambert SA	100	10,676
Hokuhoku Financial Group, Inc.	1,000	3,771
Hong Kong Exchanges and Clearing Ltd.	2,000	14,618
Hypo Real Estate Holding AG	200	12,484
ICAP PLC	760	7,340
ING Groep NV	3,288	144,703
Keppel Corp. Ltd.	1,000	9,332
London Stock Exchange Group PLC	362	8,374
Man Group PLC	2,580	21,632
Mediolanum SpA	660	4,907
Mitsubishi UFJ Securities Co.	1,000	12,542
Mitsui Trust Holdings, Inc.	1,000	11,390
Nikko Cordial Corp.	1,500	17,415
Nomura Holdings, Inc.	2,800	49,356
ORIX Corp.	150	41,504
Perpetual Ltd.	100	5,454
Promise Co. Ltd.	100	3,983
Provident Financial PLC	530	6,204
Schroders PLC	260	4,525
Shinko Securities Co. Ltd.	2,000	7,915
Singapore Exchange Ltd.	2,000	5,599
Sumitomo Trust & Banking Co. Ltd.	2,000	20,949
Swire Pacific Ltd.	1,500	15,661
Takefuji Corp.	200	9,186
UBS AG	3,448	206,246

Total		876,680

Diversified Telecommunication Services - 3.2%
Belgacom SA	230	8,970
BT Group PLC	14,722	73,842
Deutsche Telekom AG	4,760	75,726
Elisa OYJ	280	6,181
France Telecom SA	2,683	61,609
[1]Hellenic Telecommunications Organization SA	430	10,550
[1]Hutchison Telecommunications International Ltd.	3,000	5,267
Mobistar SA	60	4,971
Nippon Telegraph & Telephone Corp.	8	39,322
PCCW Ltd.	6,000	3,658
Portugal Telecom SGPS SA	1,240	15,495
Royal KPN NV	3,255	41,542
Singapore Telecommunications Ltd.	13,300	20,462
Swisscom AG	30	9,986
Tele2 AB	530	5,363
Telecom Corp. of New Zealand Ltd.	4,734	13,445
Telecom Italia SpA	17,858	50,749
Telecom Italia SpA	10,152	24,471
Telefonica SA	7,499	130,051
Telekom Austria AG	480	12,118
Telenor ASA	1,100	14,382
TeliaSonera AB	2,670	17,159
Telstra Corp. Ltd.	3,200	8,858

Total		654,177

Electric Utilities - 3.2%
Chubu Electric Power Co., Inc.	1,100	28,619
CLP Holdings Ltd.	3,000	18,193
E.ON AG	1,050	124,523
Electric Power Development Co.	200	7,136
Endesa SA	1,577	67,122
Enel SpA	7,194	65,666
Energias de Portugal SA	3,452	14,978
Hokkaido Electric Power Co., Inc.	400	9,712
HongKong Electric Holdings	2,000	9,343
Iberdrola SA	1,460	65,384
International Power PLC	2,100	12,302
Kansai Electric Power Co., Inc.	1,300	30,021
Kyushu Electric Power Co., Inc.	600	14,186
Public Power Corp.	280	6,749
Scottish & Southern Energy PLC	1,453	35,841
Scottish Power PLC	2,510	30,605
Solarworld AG	112	6,157

4

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Electric Utilities (continued)
Terna SpA	2,170	$6,318
Tohoku Electric Power Co., Inc.	700	15,335
Tokyo Electric Power Co., Inc.	2,000	57,627
Union Fenosa SA	201	10,271
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	100	4,840

Total		640,928

Electrical Equipment - 1.7%
ABB Ltd.	3,608	47,462
Fanuc Ltd.	300	23,441
Fuji Electric Holdings Co. Ltd.	2,000	10,322
Fujikura Ltd.	1,000	10,958
Furukawa Electric Co. Ltd.	1,000	6,610
Hitachi Cable Ltd.	1,000	4,517
Matsushita Electric Works Ltd.	1,000	10,576
Mitsubishi Electric Corp.	3,000	25,296
Nitto Denko Corp.	300	17,797
Schneider Electric SA	377	42,065
Siemens AG	1,387	121,062
Sumitomo Electric Industries Ltd.	1,000	13,551
Ushio, Inc.	200	4,313
[1]Vestas Wind Systems A	270	7,212

Total		345,182

Electronic Equipment & Instruments - 1.3%
Alps Electric Co. Ltd.	300	3,137
Anritsu Corp.	1,000	5,356
Citizen Watch Co. Ltd.	700	5,766
Dainippon Screen Manufacturing Co. Ltd.	1,000	9,102
Hirose Electric Co. Ltd.	100	13,263
Hitachi Chemical Co. Ltd.	200	4,847
Hitachi Ltd.	6,000	35,034
Hoya Corp.	600	22,627
Ibiden Co. Ltd.	200	10,576
Keyence Corp.	100	23,051
Kyocera Corp.	300	25,703
Nidec Corp.	200	15,102
Nippon Electric Glass Co. Ltd.	1,000	22,076
Oki Electric Industry Co. Ltd.	1,000	2,254
Omron Corp.	400	9,830
Rohm Co. Ltd.	200	18,593
TDK Corp.	200	16,034
Venture Corp. Ltd.	1,000	7,945
Yaskawa Electric Corp.	1,000	9,831
Yokogawa Electric Corp.	300	3,946

Total		264,073

Energy Equipment & Services - 0.3%
[1]Acergy SA	380	6,510
Fugro NV	168	7,082
[1]Petroleum Geo-Services ASA	140	6,840
ProSafe ASA	150	9,218
SBM Offshore NV	244	6,634
[1]SeaDrill Ltd.	403	5,300
Technip SA	140	7,961
WorleyParsons Ltd.	306	3,836

Total		53,381

Food & Drug Retailing - 1.6%
Carrefour SA	1,007	63,659
Casino Guichard Perrachon SA	80	6,450
Coles Myer Ltd.	1,860	19,971
Colruyt SA	40	6,831
Delhaize Group	110	9,245
FamilyMart Co. Ltd.	100	2,737
J Sainsbury PLC	2,095	14,723
Kesko OYJ	160	6,731
[1]Koninklijke Ahold NV	2,615	27,801
Lawson, Inc.	100	3,517
Seven & I Holdings Co. Ltd.	1,300	41,864
Tesco PLC	13,295	89,576
Woolworths Ltd.	2,024	30,597

Total		323,702

Food Products - 2.4%
Ajinomoto Co., Inc.	1,000	10,780
Cadbury Schweppes PLC	3,992	42,474
Coca Cola Hellenic Bottling Co. SA	310	10,689
Danisco A	90	7,303
East Asiatic Co. Ltd. A	50	2,348
Groupe Danone	397	55,755
Kerry Group PLC	260	6,168
Nestle SA	676	235,695
Nisshin Seifun Group, Inc.	500	5,220
Nissin Food Products Co. Ltd.	200	6,373
Royal Numico NV	241	10,854
Tate & Lyle PLC	780	10,503
Unilever NV	2,883	70,956
Yakult Honsha Co. Ltd.	200	5,881

Total		480,999

Gas Utilities - 0.6%
Australian Gas Light Co. Ltd.	810	12,964
Centrica PLC	6,106	37,169
Gas Natural SDG SA	330	12,036
Hong Kong & China Gas	5,000	11,730
Osaka Gas Co. Ltd.	3,000	10,475
Snam Rete Gas SpA	2,169	10,539

5

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Gas Utilities (continued)
Tokyo Gas Co. Ltd.	4,000	$20,068

Total		114,981

Health Care Equipment & Supplies - 0.7%
Cie Generale d’Optique Essilor International SA	160	16,391
Cochlear Ltd.	130	5,141
Coloplast A	44	3,537
Getinge AB	390	7,146
Luxottica Group SpA	376	11,081
Nobel Biocare Holding AG	40	9,844
Olympus Corp.	1,000	29,492
Phonak Holding AG	100	6,326
[1]Qiagen NV	370	5,797
Smith & Nephew PLC	1,440	13,239
Straumann Holding AG	20	4,306
Synthes, Inc.	80	8,892
Terumo Corp.	300	11,390
[1]William Demant Holding	100	7,681

Total		140,263

Health Care Providers & Services - 0.2%
Celesio AG	160	8,345
Fresenius Medical Care AG & Co. KGaA	100	12,996
Mediceo Paltac Holdings Co. Ltd.	300	6,152
Sonic Healthcare Ltd.	550	5,409
Suzuken Co. Ltd.	100	3,754

Total		36,656

Hotels, Restaurants & Leisure - 0.9%
Accor SA	347	23,662
Aristocrat Leisure Ltd.	500	5,260
[1]BetandWin.com Interactive Entertainment AG	47	1,240
Carnival PLC	250	11,955
City Developments Ltd.	1,000	6,746
Compass Group PLC	3,310	16,618
Enterprise Inns PLC	550	10,860
First Choice Holidays PLC	1,010	3,771
Intercontinental Hotels Group PLC	612	10,715
Ladbrokes PLC	836	6,086
Mitchells & Butlers PLC	891	9,830
OPAP SA	350	11,767
Oriental Land Co. Ltd.	100	5,619
Punch Taverns PLC	420	7,621
Rank Group PLC	1,170	5,140
Shangri-La Asia Ltd.	2,000	4,415
Sodexho Alliance SA	150	8,316
TABCORP Holdings Ltd.	1,090	12,712
TUI AG	370	7,642
Whitbread PLC	382	9,258
William Hill PLC	740	8,912

Total		188,145

Household Durables - 1.8%
Barratt Developments PLC	360	7,182
Bellway PLC	220	5,303
Casio Computer Co. Ltd.	400	8,068
Daito Trust Construction Co. Ltd.	100	5,432
Daiwa House Industry Co. Ltd.	1,000	17,331
Electrolux AB	450	7,322
George Wimpey PLC	640	6,205
[1]Haseko Corp.	1,500	5,174
Koninklijke Philips Electronics NV	2,051	71,997
Makita Corp.	200	5,881
Matsushita Electric Industrial Co. Ltd.	3,000	63,559
Persimmon PLC	405	10,142
Pioneer Corp.	300	5,288
Sanyo Electric Co. Ltd.	2,000	4,068
Sekisui Chemical Co. Ltd.	1,000	8,441
Sekisui House Ltd.	1,000	15,144
Sharp Corp.	2,000	34,322
Sony Corp.	1,600	64,814
Taylor Woodrow PLC	944	6,268
Thomson	400	6,287

Total		358,228

Household Products - 0.4%
Kao Corp.	1,000	26,695
Reckitt Benckiser PLC	1,067	44,213
Uni-Charm Corp.	100	5,559

Total		76,467

Industrial Conglomerates - 0.6%
Alinta Ltd.	646	5,495
Burberry Group PLC	1,038	10,024
Hopewell Holdings	2,000	5,673
Hutchison Whampoa Ltd.	4,000	35,294
Intertek Group PLC	360	5,255
IVG Immobilien AG	169	6,119
Pirelli & C SpA	5,630	4,846
Rheinmetall AG	96	6,991
Smiths Group PLC	810	13,591
Sonae SGPS SA	3,140	5,457
Tomkins PLC	1,250	5,539
Wesfarmers Ltd.	580	15,117

Total		119,401

Insurance - 4.7%
Aegon NV	2,536	47,584
Alleanza Assicurazioni SpA	720	8,422
Allianz AG	683	118,258
AMP Ltd.	2,724	18,171
Assicurazioni Generali SpA	1,599	59,843

6

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Insurance (continued)
Aviva PLC	4,409	$64,611
AXA Asia Pacific Holdings Ltd.	1,613	7,823
AXA SA	2,949	108,796
CNP Assurances	60	5,823
Corp. Mapfre SA	260	5,436
Fondiaria-Sai SpA	141	6,187
Friends Provident PLC	2,630	9,524
Insurance Australia Group Ltd.	2,684	10,574
Irish Life & Permanent PLC	420	10,529
Legal & General Group PLC	12,782	34,089
Millea Holdings, Inc.	1,000	34,915
Mitsui Sumitomo Insurance Co. Ltd.	2,000	25,034
Muenchener Rueckversicherungs AG	337	53,318
Old Mutual PLC	9,938	31,154
Prudential PLC	3,875	48,119
QBE Insurance Group Ltd.	1,342	24,533
Resolution PLC	1,187	13,718
Royal & Sun Alliance Insurance Group	4,221	11,771
Sampo Oyj	600	12,514
SCOR	1,990	4,847
Sompo Japan Insurance, Inc.	1,000	13,110
[1]Standard Life PLC	4,378	22,184
Storebrand ASA	500	5,293
Swiss Reinsurance	561	42,933
T&D Holdings, Inc.	350	25,360
[1]Topdanmark A	50	6,907
Zurich Financial Services AG	241	59,214

Total		950,594

Internet & Catalog Retail - 0.2%
GUS PLC	1,472	26,612
Rakuten, Inc.	10	3,924

Total		30,536

Internet Software & Services - 0.2%
SBI Holdings, Inc.	10	3,581
Softbank Corp.	1,300	26,936
Yahoo! Japan Corp.	20	7,534

Total		38,051

IT Consulting & Services - 0.3%
[1]Atos Origin SA	100	5,515
Capgemini SA	180	9,552
Computershare Ltd.	880	5,062
CSK Holdings Corp.	100	4,186
Getronics NV	320	2,160
Indra Sistemas SA	340	7,402
LogicaCMG PLC	1,760	5,106
NTT Data Corp.	2	9,237
Tietoenator Oyj	140	4,117

Total		52,337

Leisure Equipment & Products - 0.4%
AGFA-Gevaert NV	240	5,694
Fuji Photo Film Co. Ltd.	800	29,220
[1]Konica Minolta Holdings, Inc.	1,000	13,407
Namco Bandai Holdings, Inc.	400	6,295
Sankyo Co. Ltd.	200	10,695
Shimano, Inc.	200	5,593
Yamaha Corp.	300	6,318

Total		77,222

Machinery - 1.8%
Alfa Laval AB	200	6,727
Amada Co. Ltd.	1,000	10,051
Atlas Copco AB Series A	780	20,531
Atlas Copco AB Series B	200	5,018
[1]Charter PLC	278	4,337
Daikin Industries Ltd.	400	11,864
Ebara Corp.	1,000	3,627
Heidelberger Druckmaschinen	110	4,537
Hitachi Construction Machinery Co. Ltd.	200	4,475
IMI PLC	700	6,639
Ishikawajima-Harima Heavy Industries Co. Ltd.	2,000	6,119
Japan Steel Works Ltd.	1,000	6,847
JTEKT Corp.	400	7,763
Kawasaki Heavy Industries Ltd.	3,000	9,941
Komatsu Ltd.	1,800	31,119
Kubota Corp.	2,000	16,441
Linde AG	166	15,645
MAN AG	210	17,781
Metso Oyj	190	6,995
Minebea Co. Ltd.	1,000	5,475
Mitsubishi Heavy Industries Ltd.	5,000	20,720
Mitsui Engineering & Shipbuilding Co. Ltd.	2,000	6,508
NGK Insulators Ltd.	1,000	14,068
NSK Ltd.	1,000	8,449
NTN Corp.	1,000	7,915
Scania AB	200	11,951
SMC Corp.	100	13,246
Sulzer AG	10	7,969
Sumitomo Heavy Industries Ltd.	1,000	8,381
Techtronic Industries Co.	1,500	2,206
THK Co. Ltd.	200	4,729
Volvo AB Series A	300	18,624
Volvo AB Series B	460	27,456

7

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Machinery (continued)
Wartsila Oyj	200	$8,119

Total		362,273

Marine - 0.3%
AP Moller - Maersk A	2	17,149
Frontline Ltd.	110	4,208
Kawasaki Kisen Kaisha Ltd.	1,000	6,322
Mitsui OSK Lines Ltd.	2,000	14,797
Nippon Yusen KK	2,000	12,186
Ship Finance International Ltd.	5	99

Total		54,761

Media - 1.7%
Aegis Group PLC	2,070	5,182
Antena 3 de Television SA	180	3,683
British Sky Broadcasting PLC	1,760	17,985
Daily Mail & General Trust	671	7,616
Dentsu, Inc.	3	8,161
Emap PLC	366	5,151
EMI Group PLC	1,250	6,223
Eniro AB	350	4,307
Independent News & Media PLC	1,472	4,445
ITV PLC	6,040	10,937
John Fairfax Holdings Ltd.	2,635	8,297
Lagardere SCA	180	12,994
Mediaset SpA	1,320	14,192
[1]Metro International SA Class A	70	80
[1]Metro International SA Class B	140	170
[1]Modern Times Group AB	100	5,183
Pearson PLC	1,180	16,795
Publicis Groupe	210	8,275
Publishing & Broadcasting Ltd.	360	5,007
Reed Elsevier NV	1,090	18,184
Reed Elsevier PLC	1,900	21,069
Reuters Group PLC	2,050	16,670
Seat Pagine Gialle SpA	9,350	4,680
Singapore Press Holdings Ltd.	4,000	10,340
Societe Television Francaise 1	200	6,391
Toho Co. Ltd.	300	6,102
Trinity Mirror PLC	610	5,434
United Business Media PLC	450	5,580
Vivendi SA	1,901	68,565
Wolters Kluwer NV	441	11,508
Yell Group PLC	1,100	12,260

Total		331,466

Metals & Mining - 4.1%
Acerinox SA	460	8,876
Alumina Ltd.	1,840	8,498
Anglo American PLC	2,395	100,091
BHP Billiton Ltd.	5,829	111,473
BHP Billiton PLC	4,190	72,301
BlueScope Steel Ltd.	1,320	6,382
Boehler-Uddeholm AG	69	3,893
Boliden AB	1,000	19,007
Corus Group PLC	1,306	9,484
Daido Steel Co. Ltd.	1,000	7,314
Dowa Mining Co. Ltd.	1,000	8,636
JFE Holdings, Inc.	900	35,314
Johnson Matthey PLC	350	9,033
Kobe Steel Ltd.	4,000	12,576
Kone OYJ	140	6,794
Mitsubishi Materials Corp.	2,000	8,254
Mitsui Mining & Smelting Co. Ltd.	2,000	10,322
Mittal Steel Co. NV	1,259	43,988
Newcrest Mining Ltd.	491	8,243
Nippon Steel Corp.	11,000	45,305
Nisshin Steel Co. Ltd.	1,000	2,966
Outokumpu OYJ	400	10,215
Rautaruukki OYJ	180	5,172
Rio Tinto Ltd.	622	32,534
Rio Tinto PLC	1,735	82,055
Salzgitter AG	64	6,017
SKF AB	640	9,386
Ssab Svenskt Stal AB	450	8,399
Sumitomo Metal Industries Ltd.	8,000	30,712
Sumitomo Metal Mining Co. Ltd.	1,000	13,119
ThyssenKrupp AG	550	18,539
Umicore	40	5,922
Vallourec	81	18,898
Voestalpine AG	160	6,611
Xstrata PLC	972	40,149
Zinifex Ltd.	493	4,322

Total		830,800

Multi-line Retail - 0.6%
Aeon Co. Ltd.	900	22,080
Isetan Co. Ltd.	300	5,067
Marks & Spencer Group PLC	2,844	34,198
Marui Co. Ltd.	500	7,326
Metro AG	220	12,864
Mitsukoshi Ltd.	1,000	4,492
Next PLC	420	14,904
PPR SA	100	14,830
Takashimaya Co. Ltd.	1,000	12,712
[1]Westfield Group NPV	85	1,173

Total		129,646

Multi-utilities - 0.9%
RWE AG	728	67,190
Suez SA	1,653	72,727
United Utilities PLC	1,310	17,297

8

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Multi-utilities (continued)
Veolia Environment	480	$28,992

Total		186,206

Office Electronics - 0.6%
Canon, Inc.	1,800	93,966
Neopost SA	60	7,163
Ricoh Co. Ltd.	1,000	19,915

Total		121,044

Oil & Gas - 7.4%
BG Group PLC	5,636	68,457
BP PLC	33,765	367,783
Caltex Australia Ltd.	300	5,350
ENI SpA	4,391	130,186
Fortum Oyj	630	16,792
Gaz de France	320	12,747
[1]Inpex Holdings, Inc.	2	15,898
[1]Lundin Petroleum AB	410	4,331
National Grid PLC	4,566	57,041
Neste Oil OYJ	220	6,397
Nippon Mining Holdings, Inc.	1,000	7,076
Nippon Oil Corp.	2,000	14,746
Norsk Hydro ASA	1,050	23,513
OMV AG	230	11,923
Origin Energy Ltd.	1,632	8,122
Repsol YPF SA	1,520	45,258
Royal Dutch Shell PLC	6,560	216,328
Royal Dutch Shell PLC B Shares	4,607	156,321
Santos Ltd.	1,089	9,093
Showa Shell Sekiyu KK	400	4,461
Statoil ASA	1,190	28,202
TonenGeneral Sekiyu KK	1,000	9,042
Total SA	3,697	242,718
Woodside Petroleum Ltd.	680	19,915

Total		1,481,700

Paper & Forest Products - 0.3%
Holmen AB	130	5,439
Nippon Paper Group, Inc.	1	3,627
Norske Skogindustrier ASA	320	4,823
OJI Paper Co. Ltd.	1,000	5,483
Stora Enso Oyj	880	13,352
Svenska Cellulosa AB	260	11,946
UPM-Kymmene Oyj	760	18,069

Total		62,739

Personal Products - 0.6%
Beiersdorf AG	120	6,390
L’Oreal SA	485	49,285
Shiseido Co. Ltd.	1,000	20,000
Unilever PLC	2,015	49,666

Total		125,341

Pharmaceuticals - 6.6%
Altana AG	110	6,079
Astellas Pharma, Inc.	900	36,229
AstraZeneca PLC	2,638	164,802
Boots Group PLC	1,392	20,190
Chugai Pharmaceutical Co. Ltd.	400	8,610
CSL Ltd.	280	11,288
Daiichi Sankyo Co. Ltd.	1,200	34,068
Eisai Co. Ltd.	400	19,356
[1]Elan Corp. PLC	610	9,441
GlaxoSmithKline PLC	9,874	262,781
Kyowa Hakko Kogyo Co. Ltd.	1,000	7,026
Merck KGaA	80	8,487
Novartis AG	3,898	227,552
Novo-Nordisk A	360	26,764
Roche Holding AG	1,171	202,455
Sanofi-Aventis	1,701	151,490
Santen Pharmaceutical Co. Ltd.	200	5,085
Shionogi & Co. Ltd.	1,000	18,390
Takeda Pharmaceutical Co. Ltd.	1,500	93,687
UCB SA	140	8,907

Total		1,322,687

Real Estate - 3.1%
[1]Berkeley Group Holdings PLC	230	5,790
British Land Co. PLC	760	19,401
Brixton PLC	620	6,138
CapitaLand Ltd.	2,000	6,368
Centro Properties Group	1,547	9,292
CFS Retail Property Trust	4,825	7,272
1CFS Retail Property Trust	228	337
Cheung Kong Holdings Ltd.	3,000	32,208
Corio NV	110	8,017
DB RREEF Trust	8,259	9,860
GPT Group	3,037	10,650
Hammerson PLC	631	15,494
Hang Lung Properties Ltd.	3,000	6,399
Henderson Land Development Co. Ltd.	1,000	5,621
Hysan Development Co. Ltd.	2,039	5,229
[1]Immoeast Immobilien Anlagen AG	706	8,589
1IMMOFINANZ Immobilien Anlagen AG	920	11,088
Inmobiliaria Colonial	126	9,775
Investa Property Group	6,310	11,582
Japan Real Estate Investment Corp.	1	8,475
Japan Retail Fund Investment Corp.	1	7,373
Kerry Properties Ltd.	1,000	3,632
Klepierre	60	8,990

9

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Land Securities Group PLC	789	$29,061
Lend Lease Corp. Ltd.	656	7,841
Leopalace21 Corp.	200	7,305
Liberty International PLC	579	13,274
Link REIT	3,000	6,245
Macquarie Goodman Group	2,456	11,948
Macquarie Office Trust	8,320	9,281
Mirvac Group	2,550	9,019
Mitsubishi Estate Co. Ltd.	2,000	43,729
Mitsui Fudosan Co. Ltd.	2,000	45,509
New World Development Ltd.	4,046	6,989
Nippon Building Fund, Inc.	1	10,170
1PSP Swiss Property AG	79	4,010
Rodamco Europe NV	99	11,536
Sacyr Vallehermoso SA	197	8,960
Sino Land Co.	2,013	3,570
Slough Estates PLC	840	10,455
Stockland	2,403	13,268
Sumitomo Realty & Development Co. Ltd.	1,000	29,407
Sun Hung Kai Properties Ltd.	2,000	21,806
[1]Stockland	73	396
Tokyo Tatemono Co. Ltd.	1,000	11,254
Tokyu Land Corp.	1,000	9,492
Unibail	80	16,817
Wereldhave NV	60	6,554
Westfield Group	2,873	40,344
Wharf Holdings Ltd.	3,000	10,319

Total		616,139

Road & Rail - 1.0%
Arriva PLC	500	6,176
Central Japan Railway Co.	4	42,712
ComfortDelgro Corp. Ltd.	3,000	3,197
DSV A	40	6,996
East Japan Railway Co.	6	42,000
Firstgroup PLC	790	7,256
Hankyu Hanshin Holdings, Inc.	1,000	6,135
Keihin Electric Express Railway Co. Ltd.	1,000	7,313
Keio Corp.	1,000	6,678
Kintetsu Corp.	2,000	6,271
MTR Corp.	2,539	6,374
National Express Group PLC	290	5,096
Nippon Express Co. Ltd.	1,000	5,364
Odakyu Electric Railway Co. Ltd.	1,000	6,364
Stagecoach Group PLC	2,180	5,182
Tobu Railway Co. Ltd.	2,000	10,102
Tokyu Corp.	2,000	13,763
West Japan Railway Co.	3	12,839

Total		199,818

Semiconductor Equipment & Products - 0.7%
Advantest Corp.	200	9,932
ARM Holdings PLC	2,170	4,772
1ASML Holding NV	680	15,908
1CSR PLC	200	3,155
[1]Infineon Technologies AG	1,269	15,053
Murata Manufacturing Co. Ltd.	300	20,848
Nikon Corp.	1,000	20,678
Seiko Epson Corp.	200	5,458
STMicroelectronics NV	1,145	19,857
Sumco Corp.	100	7,415
Tokyo Electron Ltd.	300	22,195

Total		145,271

Software - 0.7%
[1]Business Objects SA	110	3,725
Dassault Systemes SA	90	5,066
Konami Corp.	200	5,085
Misys PLC	1,060	4,488
Nintendo Co. Ltd.	200	41,254
Sage Group PLC	1,910	8,981
SAP AG	402	79,764

Total		148,363

Specialty Retail - 1.1%
Aoyama Trading Co. Ltd.	100	3,195
Billabong International Ltd.	277	3,028
Compagnie Financiere Richemont AG	813	39,138
DSG International PLC	2,860	11,722
Esprit Holdings Ltd.	2,000	18,135
Fast Retailing Co. Ltd.	100	9,398
[1]Grafton Group PLC	480	6,333
Hennes & Mauritz AB	930	38,977
Inchcape PLC	780	7,646
Inditex SA	340	15,856
Kesa Electricals PLC	1,280	7,804
Kingfisher PLC	3,550	16,294
Sega Sammy Holdings, Inc.	200	6,441
Signet Group PLC	2,870	5,935
Travis Perkins PLC	240	7,798
Yamada Denki Co. Ltd.	150	15,051

Total		212,751

Textiles & Apparel - 0.5%
Adidas AG	280	13,179
Bulgari SpA	400	5,095
Hermes International	90	8,324
LVMH Moet Hennessy Louis Vuitton SA	402	41,437

10

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Common Stocks (continued)
Textiles & Apparel (continued)
Puma AG Rudolf Dassler Sport	30	$10,238
Swatch Group AG	55	10,626
Swatch Group AG	211	8,183
Toyobo Co. Ltd.	1,000	2,636

Total		99,718

Tobacco - 0.9%
Altadis SA	440	20,899
British American Tobacco PLC	2,499	67,536
Gallaher Group PLC	990	16,194
Imperial Tobacco Group PLC	1,373	45,740
Japan Tobacco, Inc.	7	27,229
Swedish Match AB	500	8,153

Total		185,751

Trading Companies & Distributors - 0.9%
Bunzl PLC	796	9,959
Electrocomponents PLC	910	4,739
[1]Hagemeyer NV	1,320	6,431
Itochu Corp.	3,000	23,263
Marubeni Corp.	2,000	9,966
Mitsubishi Corp.	2,100	39,508
Mitsui & Co. Ltd.	3,000	38,186
[1]Sojitz Corp.	700	2,278
Sumitomo Corp.	2,000	24,966
Toyota Tsusho Corp.	300	7,907
Wolseley PLC	860	18,123

Total		185,326

Transportation Infrastructure - 0.4%
Abertis Infraestructuras SA	248	6,513
Autostrade SpA	520	15,430
BBA Group PLC	850	4,236
Brisa-Auto Estradas de Portugal SA	830	9,203
Cintra Concesiones de Infraestructuras de Transporte SA	510	7,188
Kuehne & Nagel International AG	100	6,917
Macquarie Infrastructure Group	4,134	9,871
Societe Des Autoroutes Paris-Rhin-Rhone	60	4,468
[1]Sydney Roads Group	1,323	1,096
Transurban Group	1,568	8,541

Total		73,463

Water Utilities - 0.1%
Kelda Group PLC	630	10,028
Severn Trent PLC	560	14,002

Total		24,030

Wireless Telecommunication Services - 1.6%
Bouygues	270	14,448
Carphone Warehouse Group PLC	671	3,851
Cosmote Mobile Telecommunications SA	200	4,796
[1]Foxconn International Holdings Ltd.	5,000	15,465
KDDI Corp.	4	24,949
NTT DoCoMo, Inc.	31	47,814
Vodafone Group PLC	91,071	208,368

Total		319,691

Total Common Stocks - (Identified Cost $18,079,724)		19,429,230

Preferred Stocks - 0.3%
Automobiles - 0.1%
Porsche AG	10	10,363
Volkswagen AG	130	7,693

Total		18,056

Electrical Equipment – 0.0%
Schindler Holding AG	100	5,214

Household Products - 0.1%
Henkel KGaA	90	12,521

Insurance – 0.0%
Unipol SpA	1,787	5,294

Media - 0.0%
Emap Non Cum Rd Prf Gbp1.10(B Shs)	440	906
ProSiebenSat.1 Media AG	363	10,062

Total		10,968

Multi-utilities - 0.0%
RWE AG	70	5,872

Real Estate - 0.1%
[1]Meinl European Land Ltd.	571	12,445

Total Preferred Stocks - (Identified Cost $57,643)		70,370

11

AARP Portfolios

International Stock Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value
Rights - 0.0%
Rights/Warrants – 0.0%
Autostrade Rts Exp 08sep06	520	$0
Dowa Mining Opt Exp(29jan10)	1,000	8

Total Rights (Identified Cost $0)		8

Mutual Funds - 1.1%
Aim Prime Fund (At Net Asset Value)	213,564	213,564

	Par	Value
U.S. Treasury – 1.4%
[2]United States Treasury Bill, 4.825%, 12/7/2006 (At Amortized Cost)	$285,000	282,441

Total Investments - 99.2% (Identified Cost $18,633,372)[3]		19,995,613

Other Assets & Liabilities-Net-0.8%		159,693

Total Net Assets-100.0%		$20,155,306

[1]	Non-income producing security.

[2]	Pledged as collateral to ensure the Fund is able to satisfy the obligation of its outstanding long futures contracts.

[3]	At September 30, 2006, the cost of investments for federal tax purposes was $18,633,372. The net unrealized appreciation of investments for federal tax purposes was $1,362,241. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,845,343 and net unrealized depreciation from investments for those securities having an excess of cost over value of $483,102.

At September 30, 2006, the Fund had the following outstanding long futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
DJEuro Stoxx 50 Index	5	$248,211	December 2006	$6,079
FTSE 100 Index	1	$112,040	December 2006	$624
Topix Index	1	$126,864	December 2006	$(2,092)
MSCI EAFE Index	1	$95,075	December 2006	$733

Futures contracts are valued at the last sale at the market close or at the mean of the bid and ask price if last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as a realized gain (loss) for tax purposes.

The following acronym is used throughout this portfolio:

REIT-Real Estate Investment Trust

Investment Valuation

Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. An independent pricing service generally provides these prices. Stock holdings are valued at the latest quoted sales price or official closing price taken from the primary market in which the stock trades. If a security does not trade during the day, it is valued at the average of the latest quotes for buying and selling the security, the bid and ask prices. Bond holdings are generally valued as reported by an independent pricing service at what is called an “evaluated average price,” which considers such factors as comparable bond prices, yields, maturities and ratings. Short-term investments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Other open-end regulated investment companies are valued at their net asset value. Foreign securities quoted in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the close of trading and as provided by an independent source.

Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets (e.g. foreign securities), are valued by methods deemed by the board of trustees of AARP Portfolios to represent fair value.

For information on the Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent annual financial statements.

12

AARP Portfolios

U.S. Bond Market Portfolio

September 30, 2006 (unaudited)

Portfolio of Investments

	Par Amount	Value
Asset-Backed Securities - 1.2%
Capital One Multi-Asset Execution Trust, 4.900%, 12/15/2017	$25,000	$24,315
Chase Issuance Trust, 3.220%, 6/15/2010	100,000	98,080
Citibank Credit Card Issuance Trust 2006 A2 Nt Cl A2, 4.850%, 2/10/2011	100,000	99,578
Citibank Credit Card Issuance Trust, 4.750%, 12/10/2015	15,000	14,658
Countrywide Asset-Backed Certificates, 4.454%, 11/25/2035	20,000	19,703
Detroit Edison Securitization Funding LLC, 6.190%, 3/1/2013	25,000	25,943
Ford Credit Auto Owner Trust, 3.540%, 11/15/2008	25,000	24,633
MBNA Master Credit Card Trust USA, 5.900%, 8/15/2011	25,000	25,547
Nissan Auto Receivables Owner Trust, 4.740%, 9/15/2009	25,000	24,884
PSE&G Transition Funding LLC, 6.750%, 6/15/2016	10,000	10,976
Residential Asset Securities Corp., 3.870%, 5/25/2033	25,000	24,277

Total Asset-Backed Securities- (Identified Cost $390,788)		392,594

Corporate Bonds - 17.7%
Abbey National PLC, 7.950%, 10/26/2029	25,000	31,558
Abbott Laboratories, 5.600%, 5/15/2011	50,000	50,941
Aetna, Inc., 6.625%, 6/15/2036	35,000	37,120
Alcoa, Inc., 7.375%, 8/1/2010	25,000	26,863
Allstate Corp., 5.950%, 4/1/2036	25,000	25,068
Alltel Corp., 6.800%, 5/1/2029	20,000	20,181
American General Finance Corp., 5.400%, 12/1/2015	20,000	19,836
[1] AmerisourceBergen Corp., 5.875%, 9/15/2015	10,000	9,854
Ameritech Capital Funding, 6.150%, 1/15/2008	25,000	25,149
Ameritech Capital Funding, 6.550%, 1/15/2028	20,000	19,963
Appalachian Power Co., 5.000%, 6/1/2017	10,000	9,386
Archer-Daniels-Midland Co., 7.000%, 2/1/2031	25,000	29,045
Archer-Daniels-Midland Co., 8.875%, 4/15/2011	50,000	57,190
Archstone-Smith Trust, 5.750%, 3/15/2016	25,000	25,239
Arizona Public Service Co., 6.500%, 3/1/2012	10,000	10,333
AT&T, Inc., 6.800%, 5/15/2036	25,000	26,349
BAC Capital Trust XI, 6.625%, 5/23/2036	25,000	26,462
Bank of New York, 5.050%, 3/3/2009	100,000	99,380
Baxter International, Inc., 4.625%, 3/15/2015	10,000	9,412
Baxter International, Inc., 5.900%, 9/1/2016	50,000	51,447
Bear Stearns Cos, Inc., 5.300%, 10/30/2015	30,000	29,583
BellSouth Corp., 5.200%, 9/15/2014	30,000	28,962
BellSouth Corp., 6.000%, 11/15/2034	10,000	9,417
Berkshire Hathaway Finance Corp., 4.850%, 1/15/2015	10,000	9,722
Boardwalk Pipelines LLC, 5.500%, 2/1/2017	20,000	19,454
Carolina Power & Light Co., 5.125%, 9/15/2013	10,000	9,849
Caterpillar, Inc., 6.625%, 7/15/2028	10,000	11,192
CBS Corp., 7.875%, 7/30/2030	30,000	32,851
Chubb Corp., 6.000%, 11/15/2011	10,000	10,329
Cincinnati Financial Corp., 6.920%, 5/15/2028	10,000	10,988
Cincinnati Gas & Electric, 5.700%, 9/15/2012	50,000	50,439
Cisco Systems, Inc., 5.250%, 2/22/2011	100,000	100,518
CIT Group, Inc., 5.000%, 2/1/2015	25,000	24,053
Citigroup, Inc., 4.125%, 2/22/2010	100,000	97,076
Citigroup, Inc., 5.000%, 9/15/2014	100,000	97,585
Clear Channel Communications, Inc., 5.500%, 9/15/2014	10,000	9,306

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Par Amount	Value
Corporate Bonds (continued)
Comcast Corp., 5.900%, 3/15/2016	$50,000	$50,113
Comcast Corp., 6.450%, 3/15/2037	25,000	25,095
Commonwealth Edison Co., 3.700%, 2/1/2008	50,000	48,872
Commonwealth Edison Co., 5.900%, 3/15/2036	25,000	24,618
ConAgra Foods, Inc., 7.000%, 10/1/2028	25,000	27,083
ConocoPhillips, 6.375%, 3/30/2009	50,000	51,431
Countrywide Financial Corp., 4.500%, 6/15/2010	50,000	48,650
COX Communications, Inc., 4.625%, 1/15/2010	50,000	48,672
Credit Suisse USA, Inc., 5.125%, 8/15/2015	100,000	97,895
Credit Suisse USA, Inc., 5.250%, 3/2/2011	50,000	50,085
Daimlerchrysler North America Holdings Senior Note, 6.500%, 11/15/2013	50,000	51,346
Dominion Resources, Inc., 5.150%, 7/15/2015	15,000	14,437
Dow Chemical Co., 6.000%, 10/1/2012	50,000	51,763
Duke Capital LLC, 5.500%, 3/1/2014	15,000	14,770
Dun & Bradstreet Corp., 5.500%, 3/15/2011	50,000	50,380
Electronic Data Systems Corp., 6.500%, 8/1/2013	25,000	25,395
Embarq Corp., 6.738%, 6/1/2013	50,000	51,512
EnCana Corp., 4.750%, 10/15/2013	25,000	23,712
Enterprise Products Operating LP, 4.625%, 10/15/2009	50,000	48,904
Enterprise Products Operating LP, 6.875%, 3/1/2033	10,000	10,322
Exelon Corp., 4.450%, 6/15/2010	25,000	24,249
Exelon Corp., 5.625%, 6/15/2035	15,000	14,211
Falconbridge Ltd., 5.500%, 6/15/2017	25,000	24,063
FedEx Corp., 5.500%, 8/15/2009	20,000	20,142
FirstEnergy Corp., 6.450%, 11/15/2011	25,000	26,108
FirstEnergy Corp., 7.375%, 11/15/2031	20,000	23,194
General Electric Capital Corp., 3.500%, 5/1/2008	20,000	19,514
General Electric Capital Corp., 5.875%, 2/15/2012	50,000	51,652
General Electric Capital Corp., 6.750%, 3/15/2032	35,000	40,136
Genworth Financial, Inc., 4.750%, 6/15/2009	10,000	9,904
Goldman Sachs Group, Inc., 6.125%, 2/15/2033	25,000	24,985
Goldman Sachs Group, Inc., 6.345%, 2/15/2034	15,000	14,953
Goldman Sachs Group, Inc., 6.875%, 1/15/2011	50,000	53,043
Goldman Sachs Group, Inc., 7.800%, 1/28/2010	10,000	10,783
Harrah’s Operating Co., Inc., 5.500%, 7/1/2010	25,000	24,642
Hess Corp., 7.300%, 8/15/2031	25,000	28,236
HJ Heinz Finance Co., 6.000%, 3/15/2012	25,000	25,468
Home Depot, Inc., 5.400%, 3/1/2016	50,000	49,761
Honeywell International, Inc., 5.400%, 3/15/2016	25,000	25,119
Honeywell International, Inc., 5.700%, 3/15/2036	25,000	25,195
Honeywell International, Inc., 7.500%, 3/1/2010	50,000	53,661
HSBC Finance Corp., 4.125%, 12/15/2008	100,000	97,876
HSBC Finance Corp., 6.375%, 11/27/2012	100,000	105,044
Inter-American Development Bank, 5.000%, 4/5/2011	100,000	100,681
iStar Financial, Inc., 5.650%, 9/15/2011	25,000	25,048
John Deere Capital Corp., 4.875%, 3/16/2009	50,000	49,712
Johnson & Johnson, 4.950%, 5/15/2033	10,000	9,483
JP Morgan Chase Capital XV, 5.875%, 3/15/2035	25,000	24,045
JPMorgan Chase & Co., 6.625%, 3/15/2012	100,000	106,185
Kinder Morgan Energy Partners LP, 5.000%, 12/15/2013	25,000	23,779
Kinder Morgan, Inc., 6.500%, 9/1/2012	25,000	25,051
Lehman Brothers Holdings, Inc., 3.500%, 8/7/2008	25,000	24,271
Lehman Brothers Holdings, Inc., 5.500%, 4/4/2016	50,000	49,907

2

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Par Amount	Value
Corporate Bonds (continued)
Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	$25,000	$27,264
Lockheed Martin Corp., 7.750%, 5/1/2026	25,000	30,743
Marsh & McLennan Cos, Inc., 7.125%, 6/15/2009	25,000	25,979
Marshall & Ilsley Corp., 5.350%, 4/1/2011	50,000	50,267
May Department Stores Co., 6.700%, 7/15/2034	25,000	24,950
Mellon Capital II, 7.995%, 1/15/2027	10,000	10,449
Metlife, Inc., 5.000%, 6/15/2015	50,000	48,490
Metlife, Inc., 5.700%, 6/15/2035	10,000	9,751
Metlife, Inc., 6.125%, 12/1/2011	10,000	10,386
Midamerican Energy Co., 6.750%, 12/30/2031	10,000	11,191
Morgan Stanley, 5.375%, 10/15/2015	40,000	39,566
Morgan Stanley, 5.625%, 1/9/2012	100,000	101,410
Murphy Oil Corp., 6.375%, 5/1/2012	25,000	25,839
National Rural Utilities Cooperative Finance Corp., 7.250%, 3/1/2012	100,000	109,432
News America Holdings, Inc., 9.250%, 2/1/2013	60,000	71,021
Norfolk Southern Corp., 7.700%, 5/15/2017	10,000	11,705
Norfolk Southern Corp., 7.800%, 5/15/2027	15,000	18,535
Oneok, Inc., 5.200%, 6/15/2015	25,000	23,403
Oracle Corp. and Ozark Holding, Inc., 5.250%, 1/15/2016	50,000	49,293
Pacific Gas & Electric Co., 3.600%, 3/1/2009	50,000	48,240
Pacific Gas & Electric Co., 6.050%, 3/1/2034	15,000	15,138
Petro-Canada, 7.000%, 11/15/2028	25,000	27,005
Principal Life Income Funding Trusts, 5.125%, 3/1/2011	100,000	99,877
Procter & Gamble Co. Global Note, 6.875%, 9/15/2009	100,000	104,942
Prologis, 5.500%, 4/1/2012	50,000	49,951
Puget Sound Energy, Inc., 6.274%, 3/15/2037	25,000	25,524
Raytheon Co., 6.550%, 3/15/2010	25,000	26,018
Realty Income Corp., 5.950%, 9/15/2016	25,000	25,346
Royal Bank of Canada, 3.875%, 5/4/2009	30,000	29,211
Royal Bank of Scotland Group PLC, 7.648%, 8/31/2049	25,000	29,244
Sabre Holdings Corp., 6.350%, 3/15/2016	50,000	49,735
Science Applications International Corp., 6.250%, 7/1/2012	20,000	20,530
Sempra Energy, 7.950%, 3/1/2010	25,000	26,980
Simon Property Group LP, 5.100%, 6/15/2015	25,000	24,122
Sprint Capital Corp., 6.125%, 11/15/2008	100,000	101,515
Sprint Capital Corp., 7.625%, 1/30/2011	40,000	43,108
Teva Pharmaceutical Finance LLC, 5.550%, 2/1/2016	10,000	9,837
Teva Pharmaceutical Finance LLC, 6.150%, 2/1/2036	10,000	9,656
Transatlantic Holdings, Inc., 5.750%, 12/14/2015	20,000	19,794
TXU Electric Delivery Co., 7.000%, 5/1/2032	25,000	27,613
Tyco International Group SA, 6.000%, 11/15/2013	25,000	25,908
UnitedHealth Group, Inc., 5.250%, 3/15/2011	50,000	49,969
Valero Energy Corp., 7.500%, 4/15/2032	25,000	29,049
Verizon, 6.500%, 9/15/2011	30,000	30,808
Verizon Communications, Inc., 5.550%, 2/15/2016	50,000	49,429
Verizon Global Funding Corp., 5.850%, 9/15/2035	10,000	9,453
[1] Viacom, Inc., 5.750%, 4/30/2011	100,000	99,900
Vodafone Group plc, 7.875%, 2/15/2030	25,000	29,399
Vornado Realty LP, 5.600%, 2/15/2011	25,000	25,018
Wachovia Bank NA, 4.875%, 2/1/2015	50,000	48,239
Wal-Mart Stores, Inc., 4.125%, 7/1/2010	50,000	48,454
Washington Mutual Bank, 5.500%, 1/15/2013	100,000	100,075

3

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Par Amount	Value
Corporate Bonds (continued)
Waste Management, Inc., 6.375%, 11/15/2012	$25,000	$26,149
Wells Fargo & Co., 3.500%, 4/4/2008	100,000	97,658
Wells Fargo Bank NA, 5.750%, 5/16/2016	100,000	102,826
[1]Western Union Co., 5.930%, 10/1/2016	35,000	35,354
Weyerhaeuser Co., 7.375%, 3/15/2032	50,000	51,945
Wyeth, 5.500%, 2/15/2016	25,000	25,025
Wyeth, 7.250%, 3/01/2023	25,000	28,472
XTO Energy, Inc., 6.100%, 4/1/2036	25,000	24,814

Total Corporate Bonds - (Identified Cost $5,645,052)		5,658,260

International Debt - 4.4%
African Development Bank, 3.250%, 8/1/2008	50,000	48,681
Alcan, Inc., 5.200%, 1/15/2014	50,000	48,869
America Movil SA de CV, 5.750%, 1/15/2015	15,000	14,810
British Telecommunications PLC, 8.125%, 12/15/2010	50,000	56,082
Canadian National Railway Co., 6.200%, 6/1/2036	25,000	26,810
Deutsche Telekom International Finance BV, 8.250%, 6/15/2030	25,000	30,631
Diageo Finance BV, 5.300%, 10/28/2015	50,000	49,123
European Investment Bank, 4.500%, 2/17/2009	50,000	49,674
European Invt Bk Global Nt, 4.125%, 9/15/2010	50,000	48,755
Export-Import Bank Of Korea, 5.125%, 2/14/2011	25,000	24,802
Hydro Quebec, 6.300%, 5/11/2011	25,000	26,201
International Bank for Reconstruction & Development, 7.625%, 1/19/2023	25,000	32,368
Italy Government International Bond, 4.000%, 6/16/2008	150,000	147,697
Italy Government International Bond, 5.625%, 6/15/2012	100,000	103,167
Landwirtschaftliche Rentenbank, 4.875%, 2/14/2011	100,000	99,785
Landwirtschaftliche Rentenbank, 5.160%, 2/27/2009	100,000	100,055
Mexico Government International Bond, 6.625%, 3/3/2015	25,000	26,625
Mexico Government International Bond, 6.750%, 9/27/2034	20,000	21,280
Mexico Government International Bond, 8.300%, 8/15/2031	50,000	62,475
Nexen, Inc., 5.875%, 3/10/2035	25,000	23,916
Oesterreichische Kontrollbank AG, 4.875%, 2/16/2016	100,000	99,157
Province of Quebec Canada, 4.600%, 5/26/2015	50,000	48,138
Province of Quebec Canada, 7.500%, 9/15/2029	10,000	12,867
Region of Lombardy Italy, 5.804%, 10/25/2032	50,000	51,311
Republic of Korea, 4.875%, 9/22/2014	25,000	24,327
Svensk Exportkredit AB, 4.625%, 2/17/2009	50,000	49,591
Telecom Italia Capital SA, 6.375%, 11/15/2033	50,000	46,906
Weatherford International Ltd., 5.500%, 2/15/2016	25,000	24,666

Total International Debt - (Identified Cost $1,393,140)		1,398,769

Mortgage-Backed Securities – 34.5%
Federal National Mortgage Association 15 YR, 5.50%-6.00%	395,000	397,924
Federal National Mortgage Association 30 YR, 5.50%-6.50%	850,000	841,437
Federal National Mortgage Association, 4.00%- 6.50%, 9/1/2019-1/1/2036	4,903,062	4,817,779
Federal Home Loan Mortgage Corporation 30 YR 7.00%	250,000	256,797

4

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Par Amount	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corporation GOLD, 4.50%-6.00%, 5/1/2020-3/1/2036	$3,780,665	$3,694,966
Government National Mortgage Association 30 YR 5.00%-6.50%	1,000,000	1,000,032

Total Mortgage-backed Securities - (Identified Cost $10,987,902)		11,008,935

U.S. Treasury - 24.0%
U.S. Treasury Bonds - 8.6%
4.500%, 2/15/2036	100,000	95,852
5.250%, 2/15/2029	30,000	31,732
6.125%, 8/15/2029	165,000	194,558
6.250%, 5/15/2030	25,000	30,053
6.375%, 8/15/2027	35,000	42,027
6.750%, 8/15/2026	225,000	279,387
6.875%, 8/15/2025	200,000	249,953
7.125%, 2/15/2023	100,000	125,641
7.250%, 5/15/2016	100,000	119,883
7.500%, 11/15/2016	200,000	245,063
8.000%, 11/15/2021	220,000	294,387
8.500%, 2/15/2020	105,000	143,120
8.750%, 5/15/2017	200,000	267,109
8.875%, 8/15/2017 - 2/15/2019	255,000	349,178
10.375%, 11/15/2012	100,000	105,930
9.250%, 2/15/2016	135,000	181,744

Total U.S Treasury Bonds		2,755,617

U.S Treasury Notes - 15.4%
2.625%, 5/15/2008	50,000	48,379
3.000%, 11/15/2007	50,000	49,000
3.500%, 8/15/2009	400,000	388,282
3.625%, 1/15/2010	280,000	271,786
3.875%, 9/15/2010 - 2/15/2013	500,000	481,802
4.000%, 3/15/2010 - 2/15/2014	340,000	331,897
4.250%, 10/31/2007 - 1/15/2011	835,000	825,457
4.375%, 11/15/2008 - 8/15/2012	1,150,000	1,142,275
4.500%, 2/15/2009 - 2/28/2011	150,000	149,494
4.625%, 2/29/2008	450,000	449,051
4.750%, 3/31/2011	300,000	301,934
4.875%, 4/30/2008 - 5/31/2011	275,000	276,488
5.000%, 7/31/2008	100,000	100,500
5.125%, 6/30/2011	50,000	51,119
6.000%, 8/15/2009	35,000	36,289

Total U.S. Treasury Notes		4,903,753

Total U.S. Treasury - (Identified Cost $7,590,848)		7,659,370

U.S. Government Agencies - 11.8%
Federal National Mortgage Association, 4.625%, 10/15/2013	50,000	49,087
Federal National Mortgage Association, 5.625%, 5/19/2011	50,000	50,294
Federal National Mortgage Association, 6.000%, 9/26/2013	25,000	25,033
Federal Farm Credit Bank, 5.125%, 8/25/2016	25,000	25,373
Federal Home Loan Bank, 5.480%, 9/29/2008	50,000	50,004
Federal Home Loan Bank System, 5.125%, 8/14/2013	50,000	50,551
Federal Home Loan Bank System, 5.500%, 7/15/2036	25,000	26,382
Federal Home Loan Mortgage Corp., 4.875%, 11/15/2013	50,000	49,815
Federal Farm Credit Bank, 5.375%, 7/18/2011	100,000	101,880
Federal Home Loan Bank of Chicago, 5.625%, 6/13/2016	50,000	51,640
Federal Home Loan Bank System, 4.125%, 10/19/2007	100,000	99,015
Federal Home Loan Bank System, 4.625%, 11/21/2008	550,000	546,209
Federal Home Loan Bank System, 5.375%, 7/17/2009	100,000	101,132
Federal Home Loan Mortgage Corp., 4.375%, 11/16/2007	500,000	496,184
Federal Home Loan Mortgage Corp., 4.875%, 2/17/2009	200,000	199,826
Federal Home Loan Mortgage Corp., 4.750%, 11/17/2015	200,000	197,095
Federal Home Loan Mortgage Corp., 5.250%, 4/18/2016	100,000	102,245
Federal Home Loan Mortgage Corp., 5.500%, 4/24/2009	50,000	50,019
Federal Home Loan Mortgage Corp., 5.750%, 5/11/2011	100,000	100,168
Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	30,000	34,872

5

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Par Amount	Value
U.S. Government Agencies (continued)
Federal National Mortgage Association, 4.750%, 12/15/2010	$550,000	$547,334
Federal National Mortgage Association, 5.400%, 4/13/2009	100,000	100,024
Federal National Mortgage Association, 5.400%, 11/30/2007	100,000	100,009
Federal National Mortgage Association, 5.500%, 4/28/2008	200,000	200,048
Federal National Mortgage Association, 5.670%, 4/26/2011	50,000	50,095
Federal National Mortgage Association, 5.800%, 2/9/2026	25,000	25,044
Federal National Mortgage Association, 6.000%, 5/15/2011	100,000	104,571
Federal National Mortgage Association, 6.070%, 5/12/2016	50,000	50,555
Federal National Mortgage Association, 7.250%, 5/15/2030	35,000	45,096
Financing Corp. Fico, 9.650%, 11/2/2018	25,000	35,225
Federal Home Loan Mortgage Corp., 5.250%, 2/24/2011	50,000	50,142
Tennessee Valley Authority, 6.150%, 1/15/2038	25,000	28,945
Tennessee Valley Authority, 6.750%, 11/1/2025	25,000	29,886

Total U.S. Government Agencies - (Identified Cost $3,769,085)		3,773,798

Commercial Mortgage-Backed Securities - 4.9%
Banc of America Commercial Mortgage, Inc., 5.118%, 7/11/2043	60,000	59,822
Banc of America Commercial Mortgage, Inc., 5.401%, 10/10/2045	20,000	20,057
Bear Stearns Commercial Mortgage Securities, 4.740%, 3/13/2040	40,000	38,965
Bear Stearns Commercial Mortgage Securities, 5.405%, 12/11/2040	50,000	50,258
Chase Commercial Mortgage Securities Corp., 7.319%, 10/15/2032	25,000	26,683
Citigroup, 5.400%, 7/15/2044	50,000	49,711
Citigroup Commercial Mortgage Trust, 5.911%, 3/15/2049	25,000	25,618
CS First Boston Mortgage Securities Corp., 4.730%, 7/15/2037	20,000	19,100
CS First Boston Mortgage Securities Corp., 5.230%, 12/15/2040	50,000	49,589
CS First Boston Mortgage Securities Corp., 5.416%, 5/15/2036	35,000	35,215
CS First Boston Mortgage Securities Corp., 6.387%, 8/15/2036	25,000	26,213
CS First Boston Mortgage Securities Corp., 6.480%, 5/17/2040	9,008	9,159
DLJ Commercial Mortgage Corp., 6.240%, 11/12/2031	50,000	50,819
G.E. Capital Commercial Mortgage Corp., 5.189%, 7/10/2039	150,000	148,970
GMAC Commercial Mortgage Securities, Inc., 6.465%, 4/15/2034	25,000	26,167
GMAC Commercial Mortgage Securities, Inc., 6.957%, 9/15/2035	20,000	21,246
Greenwich Capital Commercial Funding Corp., 5.224%, 4/10/2037	15,000	14,875
GS Mortgage Securities Corp. II, 4.761%, 7/10/2039	15,000	14,435
JP Morgan Chase Coml Mtg Corp 2006-LDP6 A4 5.475% 4/15/2043	100,000	100,727
JP Morgan Chase Coml Mtg Corp 2006-LDP3 A4 4.936% 8/15/2042	50,000	48,556
JP Morgan Chase Commercial Mortgage Securities Corp., 4.879%, 1/12/2038	20,000	19,556
JP Morgan Chase Commercial Mortgage Securities Corp., 4.959%, 8/15/2042	35,000	34,334
JP Morgan Chase Commercial Mortgage Securities Corp., 4.999%, 10/15/2042	15,000	14,585

6

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2006 (unaudited)

Portfolio of Investments

	Par Amount	Value
Commercial Mortgage-Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities Corp., 5.038%, 3/15/2046	$20,000	$19,595
LB-UBS Commercial Mortgage Trust, 4.361%, 1/15/2029	50,000	47,830
LB-UBS Commercial Mortgage Trust, 5.018%, 2/15/2031	45,113	45,031
LB-UBS Commercial Mortgage Trust, 5.084%, 2/15/2031	25,000	24,953
LB-UBS Commercial Mortgage Trust, 5.139%, 2/15/2031	20,000	19,839
LB-UBS Commercial Mortgage Trust, 5.207%, 2/15/2031	20,000	19,918
Merrill Lynch Mortgage Trust, 5.417%, 11/12/2037	50,000	49,900
Morgan Stanley Capital I, 5.375%, 11/14/2042	25,000	24,892
Morgan Stanley Capital I, 7.060%, 6/3/2030	150,000	154,162
Salomon Brothers Mortgage Securities VII, 7.455%, 7/18/2033	23,582	25,016
Wachovia Bank Commercial Mortgage Trust, 4.516%, 5/15/2044	15,000	14,683
Wachovia Bank Commercial Mortgage Trust, 5.203%, 1/15/2045	93,126	93,189
Wachovia Bank Commercial Mortgage Trust, 5.416%, 1/15/2045	50,000	50,410
Wachovia Bank Commercial Mortgage Trust, 5.515%, 1/15/2045	50,000	50,381

Total Commercial Mortgage-Backed Securities - (Identified Cost $1,537,253)		1,544,459

Municipal Bond - 0.1%
Illinois St Taxable Pension, 5.100%, 6/1/2033 (Identified Cost $24,436)	25,000	23,956

Commercial Paper - 11.0%
Cafco LLC 5.260%, 10/19/2006	1,000,000	997,370
Charta Corp., 5.260%, 10/12/2006	1,300,000	1,297,911
Jupiter Securitization Corp., 5.260%, 10/17/2006	700,000	698,363

7

AARP Portfolios

U.S. Bond Market Portfolio (continued)

September 30, 2006 (unaudited)

Sheffield Receivables Corp., 5.270%, 10/12/2006	500,000	499,195

Total Commercial Paper - (At Amortized Cost)		3,492,839

	Shares	Value
Mutual Fund - 1.0%
AIM Prime Fund (At Net Asset Value)	322,651	322,651

Total Investments – 110.6% (Identified Cost $35,153,994)[2]		35,275,631

Other Assets & Liabilities - Net -(10.6)%		(3,380,354)

Total Net Assets - 100.0%		$31,895,277

[1]	Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities may only be sold to qualified institutional investors and are determined to be liquid under criteria established by the Portfolio’s Board of Trustees. At September 30, 2006, these securities amounted to $145,108 which represents 0.45% of total net assets.

[2]	At September 30, 2006, the cost of investments for federal tax purposes was $35,153,994. The net unrealized appreciation of investments for federal tax purposes was $121,637. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $225,878 and net unrealized depreciation from investments for those securities having an excess of cost over value of $104,241.

Investment Valuation

Securities are valued as of the close of trading on the New York Stock Exchange generally 4:00 p.m. Eastern Time) on the valuation date. An independent pricing service generally provides these prices. Stock holdings are valued at the latest quoted sales price or official closing price taken from the primary market in which the stock trades. If a security does not trade during the day, it is valued at the average of the latest quotes for buying and selling the security, the bid and ask prices. Bond holdings are generally valued as reported by an independent pricing service at what is called an “evaluated average price,” which considers such factors as comparable bond prices, yields, maturities and ratings. Short-term investments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Other open-end regulated investment companies are valued at their net asset value. Foreign securities quoted in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the close of trading and as provided by an independent source.

Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets (e.g. foreign securities), are valued by methods deemed by the board of trustees of AARP Portfolios to represent fair value.

For information on the Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent annual financial statements.

8

Item 2. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-Q, Larry Renfro, the registrant’s President and Principal Executive Officer, and Richard Hisey, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Renfro and Mr. Hisey determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AARP FUNDS

By:	/s/ Larry Renfro
Larry Renfro
President and Principal Executive Officer

Date:	November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Larry Renfro
Larry Renfro
President and Principal Executive Officer

Date:	November 20, 2006

By:	/s/ Richard Hisey
Richard Hisey
Treasurer and Principal Financial Officer

Date:	November 20, 2006